UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-1880

The Income Fund of America, Inc.
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: January 31, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders
[Logo - American Funds®]

The right choice for the long term®

The Income Fund of America

[cover: close-up photo of a woven mat]

Semi-annual report for the six months ended January 31, 2006

Income Fund of America® seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2005 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	-2.52%	+6.81%	+9.00%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 26 for details.

The fund’s 30-day yield for Class A shares as of February 28, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 3.78%, which reflects a fee waiver (3.76% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 3.52%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 35. Please see the inside back cover for important information about other share classes.

The return of principal for the bond holdings in The Income Fund of America is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

Fellow shareholders:

[close-up photo of a woven mat]

During the period ended January 31, 2006, rising interest rates and higher energy prices were driving forces behind The Income Fund of America’s six-month results. The Gulf Coast hurricanes dealt a serious blow to oil production and refineries in the United States. Oil prices rose to almost $70 a barrel as refineries in this area were shut down, and oil and natural gas production was temporarily halted. Despite higher energy prices, the U.S. economy remained strong. This strength reinforced the Federal Reserve’s resolve to increase the federal funds rate, a short-term lending rate. Over the course of the six-month period, the Fed raised rates five times to 4.5%.

A continued commitment to income

As the Federal Reserve raised rates, the yields for the fund’s cash and short-term bond holdings rose. This, coupled with higher dividends from the fund’s stock holdings, allowed us to increase the fund’s quarterly dividend to 17.5 cents a share in December. Also in December, we paid a special dividend of 5.0 cents a share. At this time, we’re pleased to announce that we will, once again, be increasing the fund’s quarterly dividend to 18.5 cents a share, beginning with the June payment.

Income has always been the primary objective of The Income Fund of America. Due to our unwavering adherence to stringent income guidelines, the fund has provided shareholders with a higher dividend rate than its peer group and the unmanaged Standard & Poor’s 500 Composite Index for more than a decade. As of January 31, 2006, the fund’s 3.8% dividend yield was more than twice the 1.7% yield for the S&P 500 and significantly higher than the 2.7% yield for the Lipper Income Funds Average.

The fund’s high dividend income also contributed to its overall results — accounting for more than half the fund’s six-month total return of 3.4%. Although less than the 4.7% total return for the S&P 500, the fund’s return was higher than the 3.0% total return for the Lipper Income Funds Average and well above the 0.8% total return of the unmanaged Lehman Brothers Aggregate Bond Index.

A review of the fund’s portfolio

During the past six months, The Income Fund of America’s substantial holdings in the financial and utility sectors — the fund’s two largest sector exposures — were strong contributors to results.

One of the key areas of strength in the financial sector was commercial banks. Historically, commercial banks have tended to do poorly in rising interest-rate environments. Over the past decade, banks have, however, expanded into non-lending sources of revenue, such as investment banking, brokerage and basic transaction fees. The advents of online banking and electronic bill pay have made customers more likely to maintain their current checking accounts to avoid the inconvenience of switching banks. Industry deregulation and consolidation have allowed banks to increase their efficiency and reduce risks by creating greater geographic diversification and more stable sources of revenue.

The fund’s strongest bank holdings had solid fundamentals and were poised to benefit from a recovery in the industry, markets or economies in which they operate. For example, Brazil’s Unibanco and Banco Itaú — two of the fund’s biggest price gainers during the last six months — benefited from the continuing recovery in the Brazilian economy.

Over the past few years, gas and electric utility companies also went through a transition that has strengthened their business and increased their attractiveness to investors. Shortly after the demise of Enron, these companies refocused on a more stable business model — generating reliable sources of electricity — and improved their balance sheets. During the beginning stages of the transition, the fund’s ability to invest in bonds allowed shareholders to take advantage of long-term opportunities without having to take excessive risks. As fundamentals and business prospects improved, we found more long-term opportunities in utility stocks.

During the six-month period, higher oil prices had differing effects on the fund’s results. They fueled huge profits and generated higher stock returns for oil companies like Royal Dutch Shell and Marathon Oil Corp. At the same time, higher energy prices caused chemical and automobile companies to lag the general stock market.

When energy prices spiked, chemical companies could not pass along all the additional expenses to their customers, such as automobile companies, because these companies were facing their own challenges and unable to pay higher prices. In the U.S. automotive industry, a large portion of past company profits were tied to the sales of sports utility vehicles (SUVs). However, over the more recent period, higher prices at the pumps caused SUV sales to slow. This, combined with the high cost of labor as well as increased commodity prices, added further stress on these companies’ bottom lines.

Despite the sharp increases in energy prices and the steady rate hikes by the Federal Reserve, the fund’s bond holdings had a modest, yet positive, return during the six-month period. In anticipation of continuing Fed increases, we had been lowering the fund’s bond holdings over the past few years. As of January 31, 2006, bonds represented approximately 23% of the fund’s total assets. Now that we believe we’re nearing the end of a rising interest-rate cycle, we do not anticipate significantly reducing the fund’s bond holdings further.

A look ahead

Going forward, we expect more modest returns in the U.S. stock market. It’s not unusual for periods of extraordinary returns like we had in the 1990s to be followed by periods when returns are more volatile and below long-term averages. During times like these, a significant portion of the total return for the market and the fund can be attributed to dividend income. In addition to bolstering the fund’s returns, high dividend income has helped us generate attractive long-term results with significantly less volatility than the S&P 500.

Cordially,

/s/ Hilda L. Applbaum

Hilda L. Applbaum
Vice Chairman of the Board

/s/ David C. Barclay

David C. Barclay
President
March 9, 2006

In December 2005, Hilda L. Applbaum, the previous president of the fund, was elected vice chairman and director of the fund. Hilda succeeds Stephen E. Bepler, who has been part of the fund’s investment team for more than three decades. We’d like to thank Stephen for his many years of service. He continues to be involved as a portfolio counselor and officer for other American Funds and as a senior vice president and director of Capital Research and Management Company.

Also in December, David C. Barclay, a portfolio counselor for the fund, was elected president. David has served as a fixed-income portfolio counselor for the fund for nine years. One of his areas of investment expertise is U.S. high-yield fixed-income securities.

The Income Fund of America at a glance

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Results at a glance			For periods ended January 31, 2006

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Income Fund of America	+3.4%	+8.0%	+8.3%	+9.7%	+12.6%
Standard & Poor’s 500 Composite Index	+4.7	+10.4	+0.4	+9.0	+12.0
Lipper Income Funds Average[2]	+3.0	+6.2	+4.2	+6.7	+12.2
Lehman Brothers Aggregate Bond Index	+0.8	+1.8	+5.5	+6.1	+8.5[3]
Consumer Price Index (inflation)[4]	+1.5	+4.0	+2.5	+2.5	+4.7

1 Since December 1, 1973, when Capital Research and Management Company became the fund’s investment adviser.
2 Source: Lipper. Figures do not reflect the effect of sales charges.
3 From December 1, 1973, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used because the Aggregate index did not yet exist.
4 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

A history of high current income
For the five years ended January 31, 2006

Year-end	The Income Fund of America	Lipper Incme Funds Average	S&P 500
1/31/2001	4.78%	4.33%	1.20%
7/31/2001	4.80	4.18	1.30
1/31/2002	5.01	3.81	1.40
7/31/2002	5.49	3.67	1.75
1/31/2003	5.45	3.40	1.88
7/31/2003	4.69	3.07	1.66
1/31/2004	4.05	2.63	1.54
7/31/2004	3.98	2.59	1.69
1/31/2005	3.57	2.47	1.64
7/31/2005	3.44	2.33	1.70
1/31/2006	4.03	2.68	1.75

All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months’ dividends and dividing the month-end net asset value adjusted for capital gains.

The portfolio at a glance

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

January 31, 2006		July 31, 2005
	Percent		Percent
	of net		of net
Investment portfolio	assets	Investment portfolio	assets
[begin pie chart]		[begin pie chart]
U.S. common stocks	46.8%	U.S. common stocks	47.7%
Non-U.S. common stocks	17.8	Non-U.S. common stocks	16.8
U.S. and non-U.S. convertible securities & preferred stocks	4.7	U.S. and non-U.S. convertible securities & preferred stocks	5.8
U. S. Treasury & agency bonds & notes	2.0	U. S. Treasury & agency bonds & notes	2.2
Other fixed-income securities	20.8	Other fixed-income securities	19.9
Short-term securities & other assets less liabilities	7.9	Short-term securities & other assets less liabilities	7.6
[end pie chart]		[end pie chart]
	Percent		Percent
	of net		of net
Five largest sectors in common stock holdings	assets	Five largest sectors in common stock holdings	assets

Financials	16.5%	Financials	17.2%
Utilities	8.4	Utilities	9.3
Telecommunication services	7.3	Telecommunication services	7.8
Energy	6.0	Energy	6.2
Consumer staples	5.8	Consumer staples	5.7

	Percent		Percent
	of net		of net
Ten largest common stock holdings	assets	Ten largest common stock holdings	assets

AT&T Inc.	2.3%	Royal Dutch Shell	1.9%
Royal Dutch Shell	2.0	BellSouth	1.7
BellSouth	1.9	SBC Communications	1.7
General Electric	1.6	Verizon Communications	1.3
Citigroup	1.4	Bristol-Myers Squibb	1.2
Chevron	1.3	Dow Chemical	1.2
Bristol-Myers Squibb	1.2	Chevron	1.2
Marathon Oil	1.2	General Electric	1.1
Weyerhaeuser	1.1	Washington Mutual	1.1
Altria Group	1.1	General Motors	1.1

Summary investment portfolio, January 31, 2006
unaudited

	Shares	Market	Percent
		value	of net
Common stocks - 64.58%		(000)	assets

Financials - 16.53%
Citigroup Inc.	18,535,000	$863,360	1.35%
Washington Mutual, Inc.	15,705,100	664,640	1.04
Société Générale	4,536,500	597,757.94
HSBC Holdings PLC (United Kingdom)	24,852,825	412,324
HSBC Holdings PLC (Hong Kong)	10,543,396	176,281.92
Wells Fargo & Co.	8,656,800	539,838.85
Lloyds TSB Group PLC	57,848,305	523,542.82
U.S. Bancorp	17,235,000	515,499.81
J.P. Morgan Chase & Co.	11,275,000	448,181.70
Bank of America Corp.	9,565,550	423,084.66
Equity Residential	9,037,700	383,289.60
Hang Lung Properties Ltd.	156,637,000	304,898.48
Fannie Mae	3,006,200	174,179.27
Other securities		4,533,888	7.09
		10,560,760	16.53

Utilities - 8.35%
National Grid PLC	42,885,918	438,406.69
E.ON AG	3,650,000	406,747.64
Dominion Resources, Inc.	5,158,498	389,621.61
Exelon Corp.	5,710,000	327,868.51
Duke Energy Corp.	11,242,393	318,722.50
Consolidated Edison, Inc.	6,765,000	318,023.50
Other securities		3,135,528	4.90
		5,334,915	8.35

Telecommunication services - 7.25%
AT&T Inc.	55,660,575	1,444,392	2.26
BellSouth Corp.	42,025,000	1,209,059	1.89
Verizon Communications Inc.	15,100,000	478,066.75
Koninklijke KPN NV	46,015,000	443,446.70
Chunghwa Telecom Co., Ltd. (ADR)	16,324,400	303,961
Chunghwa Telecom Co., Ltd.	42,803,000	75,594.59
Other securities		673,922	1.06
		4,628,440	7.25

Energy - 5.98%
Royal Dutch Shell PLC, Class A (ADR)	11,212,000	763,649
Royal Dutch Shell PLC, Class B	6,314,144	226,111
Royal Dutch Shell PLC, Class B (ADR)	3,021,565	216,948
Royal Dutch Shell PLC, Class A	1,340,000	45,514	1.96
Chevron Corp.	14,073,300	835,673	1.31
Marathon Oil Corp.	9,745,000	749,098	1.17
Other securities		981,865	1.54
		3,818,858	5.98

Consumer staples - 5.83%
Altria Group, Inc.	9,670,000	699,528	1.10
General Mills, Inc.	10,300,000	500,683.78
Reynolds American Inc.	4,681,600	473,450.74
H.J. Heinz Co.	13,385,000	454,287.71
ConAgra Foods, Inc.	18,485,000	383,194.60
Other securities		1,213,264	1.90
		3,724,406	5.83

Materials - 5.36%
Weyerhaeuser Co.	10,450,000	728,992	1.14
Dow Chemical Co.	11,742,500	496,708.78
International Paper Co.	12,318,640	401,957.63
E.I. du Pont de Nemours and Co.	9,950,000	389,543.61
Akzo Nobel NV	7,173,500	346,437.54
Other securities		1,061,064	1.66
		3,424,701	5.36

Industrials - 4.81%
General Electric Co.	30,135,000	986,921	1.55
Waste Management, Inc.	13,925,000	439,752.69
Emerson Electric Co.	5,185,000	401,578.63
R.R. Donnelley & Sons Co. (1)	11,577,000	377,410.59
Other securities		866,001	1.35
		3,071,662	4.81

Health care - 3.99%
Bristol-Myers Squibb Co.	33,243,000	757,608	1.19
Eli Lilly and Co.	10,270,000	581,488.91
Merck & Co., Inc.	14,008,300	483,286.76
Pfizer Inc	13,475,000	346,038.54
Other securities		378,004.59
		2,546,424	3.99

Consumer discretionary - 2.10%
General Motors Corp.	13,775,000	331,427.52
Other securities		1,011,170	1.58
		1,342,597	2.10

Other - 0.98%
Microsoft Corp.	14,360,000	404,234.63
Other securities		221,206.35
		625,440.98

Miscellaneous - 3.40%
Other common stocks in initial period of acquisition		2,171,061	3.40

Total common stocks (cost: $33,765,899,000)		41,249,264	64.58

	Shares	Market	Percent
		value	of net
Preferred stocks - 1.18%		(000)	assets

Financials - 1.01%
Fannie Mae, Series O, 7.00% preferred (2)	2,250,000	123,328.20
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred (2) (3)	37,500,000	43,671
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred (2) (3)	10,000,000	15,085.09
Other securities		459,725.72
		641,809	1.01

Other - 0.01%
Other securities		7,148.01

Miscellaneous - 0.16%
Other preferred stocks in initial period of acquisition		104,363.16

Total preferred stocks (cost: $735,577,000)		753,320	1.18

		Market	Percent
		value	of net
Warrants - 0.00%		(000)	assets

Other - 0.00%
Other securities		1,223.00

Total warrants (cost: $818,000)		1,223.00

	Shares or principal	Market	Percent
	amount	value	of net
Convertible securities - 3.53%		(000)	assets

Financials - 1.01%
Fannie Mae 5.375% convertible preferred	1,530	147,454.23
Other securities		499,110.78
		646,564	1.01

Other - 2.47%
General Motors Corp., Series B, 5.25% convertible senior debentures 2032	$17,540,000	11,590.02
Other securities		1,566,952	2.45
		1,578,542	2.47

Miscellaneous - 0.05%
Other convertible securities in initial period of acquisition		28,775.05

Total convertible securities (cost: $2,073,974,000)		2,253,881	3.53

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 22.85%	(000)	(000)	assets

Consumer discretionary - 4.71%
General Motors Acceptance Corp. 4.50%-7.75% 2006-2014 (3)	$383,065	369,458
General Motors Corp. 6.375%-8.375% 2008-2033	125,330	99,215
Residential Capital Corp. 5.67%-6.375% 2008-2010 (3)	49,900	50,874
General Motors Nova Scotia Finance Co. 6.85% 2008	14,000	11,690.83
Other securities		2,475,193	3.88
		3,006,430	4.71

Telecommunication services - 3.03%
SBC Communications Inc. 4.125%-6.45% 2008-2034 (3)	84,185	82,655
AT&T Corp. 9.05% 2011 (3)	23,228	25,628.17
BellSouth Corp. 4.20% 2009	7,000	6,778.01
Other securities		1,818,954	2.85
		1,934,015	3.03

Mortgage-backed obligations (4) - 2.84%
Fannie Mae 3.75%-11.876% 2010-2042 (3)	444,671	442,591.69
Freddie Mac 2.64%-11.493% 2007-2036 (3)	135,328	133,729.21
Other securities		1,241,525	1.94
		1,817,845	2.84

Financials - 2.58%
MBNA Global Capital Funding, Series B, 5.05% 2027 (3)	35,000	34,569
MBNA Corp. 5.00%-6.125% 2007-2013	30,000	30,620
MBNA Europe Funding PLC 4.55% 2007 (2) (3)	24,000	24,020
Bank of America Corp. 4.50% 2010	10,000	9,805.16
Household Finance Corp. 4.125%-6.375% 2009-2012	41,000	41,876
HSBC Finance Corp. 4.625%-5.00% 2010-2015	21,720	21,197
HSBC Finance Capital Trust IX 5.911% 2035 (3)	10,000	10,041
HSBC Bank USA 4.625% 2014 (2)	5,000	4,774
Midland Bank 5.00% Eurodollar note (undated) (3)	5,000	4,294
HSBC Holdings PLC 5.25% 2012	3,500	3,505.13
Washington Mutual, Inc. 4.00%-5.25% 2008-2017 (3)	52,500	51,598
Providian Financial Corp., Series A, 9.525% 2027 (2)	10,000	10,801
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027	9,425	10,279.11
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (2) (3)	45,700	47,398
Société Générale 7.85% (undated) (2) (3)	11,200	11,527.09
J.P. Morgan Chase & Co. 4.00%-6.75% 2008-2015	32,500	32,253
J.P. Morgan & Co. Inc. 6.70% 2007	5,000	5,127.06
Citigroup Inc. 4.625% 2010	10,000	9,846.02
Other securities		1,282,065	2.01
		1,645,595	2.58

Energy - 1.35%
Other securities		865,384	1.35

Utilities - 1.31%
Other securities		836,329	1.31

Industrials - 1.26%
General Electric Capital Corp., Series A, 5.375%-6.00% 2007-2012	16,000	16,429
General Electric Co. 5.00% 2013	5,000	4,967.03
Other securities		784,402	1.23
		805,798	1.26

Information technology - 1.10%
Other securities		700,408	1.10

U.S. government & government agency bonds & notes - 1.09%
U.S. Treasury 0%-8.875% 2007-2026 (5)	517,978	557,585.87
Freddie Mac 4.125% 2010	85,375	83,008.13
Other securities		56,781.09
		697,374	1.09

Materials - 1.06%
Weyerhaeuser Co. 5.95%-6.875% 2008-2033	24,919	25,976.04
Other securities		654,761	1.02
		680,737	1.06

Other - 2.51%
Other securities		1,600,406	2.51

Miscellaneous - 0.01%
Other bonds & notes in initial period of acquisition		4,248.01

Total bonds & notes (cost: $14,561,879,000)		14,594,569	22.85

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 8.07%	(000)	(000)	assets

Freddie Mac 4.08%-4.42% due 2/2-4/11/2006	500,377	498,230.78
Federal Home Loan Bank 4.06%-4.38% due 2/1-4/17/2006	492,021	490,377.77
Fannie Mae 4.21%-4.332% due 2/13-4/5/2006	307,300	305,905.48
Variable Funding Capital Corp. 4.37%-4.53% due 3/3-4/18/2006 (2) (6)	305,100	303,065.47
Bank of America Corp. 4.385%-4.45% due 3/14-3/28/2006	200,000	198,889
Ranger Funding Co. LLC 4.24%-4.47% due 2/6-3/17/2006 (2)	92,913	92,651.46
CAFCO, LLC 4.18%-4.37% due 2/3-3/1/2006 (2)	242,000	241,619.38
HSBC Finance Corp. 4.27%-4.43% due 2/10-4/4/2006	238,900	238,223.37
Wells Fargo Bank, N.A. 4.32%-4.52% due 2/10-3/31/2006	221,800	221,796.35
Edison Asset Securitization LLC 4.38%-4.41% due 3/17-3/22/2006 (2)	100,000	99,445
General Electric Capital Corp. 4.36%-4.37% due 2/28-3/6/2006	71,100	70,848
General Electric Co. 4.48% due 3/28/2006	39,400	39,129.33
Preferred Receivables Funding Corp. 4.30%-4.50% due 2/2-3/6/2006 (2)	160,100	159,785
Park Avenue Receivables Co., LLC 4.36% due 2/24/2006 (2)	34,300	34,205.30
U.S. Treasury Bills 3.90%-4.125% due 3/2-4/13/2006	83,700	83,172.13
BellSouth Corp. 4.32%-4.42% due 3/8-3/17/2006 (2)	46,000	45,788.07
Other securities		2,034,901	3.18

Total short-term securities (cost: $5,158,251,000)		5,158,028	8.07

Total investment securities (cost: $56,296,398,000)		64,010,285	100.21
Other assets less liabilities		(135,170)	(0.21)

Net assets		$63,875,115	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended January 31, 2006, appear below.

Company
	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 1/31/06 (000)

R.R. Donnelley & Sons Co.	13,474,000	-	1,897,000	11,577,000	$7,006	$377,410
iStar Financial, Inc.	7,240,000	-	-	7,240,000	10,607	259,844
iStar Financial, Inc. 5.375% 2010	$10,925,000	$-	$-	$10,925,000	296	10,867
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred	400,000	-	-	400,000	390	10,152
iStar Financial, Inc., Series B, 5.125% 2011	$10,000,000	$-	$-	$10,000,000	272	9,789
iStar Financial, Inc. 7.00% 2008	$6,525,000	$-	$-	$6,525,000	176	6,731
iStar Financial, Inc. 5.80% 2011	$-	$5,000,000	$-	$5,000,000	37	5,047
iStar Financial, Inc., Series B, 4.875% 2009	$5,000,000	$-	$-	$5,000,000	140	4,928
iStar Financial, Inc. 6.05% 2015	$4,285,000	$-	$-	$4,285,000	130	4,342
iStar Financial, Inc. 6.00% 2010	$3,750,000	$-	$-	$3,750,000	114	3,816
iStar Financial, Inc. 8.75% 2008	$1,028,000	$-	$-	$1,028,000	31	1,109
Packaging Corp. of America	-	6,736,800	-	6,736,800	2,358	156,294
Packaging Corp. of America 4.375% 2008	$9,500,000	$-	$-	$9,500,000	208	9,277
Arthur J. Gallagher & Co.	5,383,200	20,500	-	5,403,700	3,026	157,572
Sunstone Hotel Investors, Inc.	2,438,400	1,155,000	-	3,593,400	1,964	106,005
Premier Farnell PLC	-	23,550,000	-	23,550,000	1,699	86,906
Montpelier Re Holdings Ltd.	4,120,000	345,000	-	4,465,000	1,942	86,174
Tupperware Brands Corp.	3,125,500	739,500	-	3,865,000	1,538	85,803
Beverly Hills Bancorp Inc.	1,939,517	-	-	1,939,517	485	20,656
Clarent Hospital Corp. (7) (8)	484,684	-	-	484,684	-	242
					$32,419	$1,402,964

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $5,741,472,000, which represented 8.99% of the net assets of the fund.
(3) Coupon rate may change periodically.
(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(7) Security did not produce income during the last 12 months.
(8) Valued under fair value procedures adopted by authority of the board of directors.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $54,859,961)	$62,607,321
Affiliated issuers (cost: $1,436,437)	1,402,964	$64,010,285
Cash denominated in non-U.S. currencies (cost: $3,453)		3,452
Cash		3,420
Receivables for:
Sales of investments	238,770
Sales of fund's shares	101,807
Dividends and interest	354,933	695,510
		64,712,667
Liabilities:
Payables for:
Purchases of investments	505,061
Repurchases of fund's shares	73,008
Dividends on fund's shares	214,194
Investment advisory services	10,957
Services provided by affiliates	31,500
Deferred directors' compensation	2,065
Other fees and expenses	767	837,552
Net assets at January 31, 2006		$63,875,115

Net assets consist of:
Capital paid in on shares of capital stock		$55,373,464
Undistributed net investment income		527,002
Undistributed net realized gain		260,609
Net unrealized appreciation		7,714,040
Net assets at January 31, 2006		$63,875,115

Total authorized capital stock - 5,500,000 shares, $.001 par value (3,446,100 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$49,883,461	2,688,278	$18.56
Class B	4,245,414	230,008	18.46
Class C	6,173,803	334,953	18.43
Class F	1,741,438	93,963	18.53
Class 529-A	389,130	20,989	18.54
Class 529-B	82,268	4,447	18.50
Class 529-C	175,345	9,474	18.51
Class 529-E	20,112	1,086	18.51
Class 529-F	7,725	417	18.54
Class R-1	27,083	1,464	18.50
Class R-2	324,983	17,611	18.45
Class R-3	494,105	26,680	18.52
Class R-4	204,394	11,024	18.54
Class R-5	105,854	5,706	18.55
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $19.69 and $19.67, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended January 31, 2006	(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. withholding tax of $14,709; also includes $31,015 from affiliates)	$871,246
Interest (net of non-U.S. withholding tax of $1; also includes $1,404 from affiliates)	612,375	$1,483,621

Fees and expenses:(1)
Investment advisory services	76,442
Distribution services	113,216
Transfer agent services	15,383
Administrative services	6,350
Reports to shareholders	914
Registration statement and prospectus	1,762
Postage, stationery and supplies	1,889
Directors' compensation	286
Auditing and legal	50
Custodian	1,280
State and local taxes	1
Other	145
Total fees and expenses before reimbursements/waivers	217,718
Less reimbursement/waiver of fees and expenses:
Investment advisory services	7,644
Administrative services	151
Total fees and expenses after reimbursements/waivers		209,923
Net investment income		1,273,698

Net realized gain and unrealized appreciation on investments and non-U.S. currency:
Net realized gain on:
Investments (including $2,990 net loss from affiliates)	265,880
Non-U.S. currency transactions	1,913	267,793
Net unrealized appreciation on:
Investments	489,694
Non-U.S. currency translations	1,298	490,992
Net realized gain and unrealized appreciation on investments and non-U.S. currency		758,785
Net increase in net assets resulting from operations		$2,032,483

(1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended January 31,	Year ended July 31,
	2006*	2005
Operations:
Net investment income	$1,273,698	$2,177,501
Net realized gain on investments and non-U.S. currency transactions	267,793	1,203,405
Net unrealized appreciation on investments and non-U.S. currency translations	490,992	3,378,509
Net increase in net assets resulting from operations	2,032,483	6,759,415

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(1,248,386)	(1,825,496)
Distributions from net realized gain on investments	(1,211,531)	(377,655)
Total dividends and distributions paid or accrued to shareholders	(2,459,917)	(2,203,151)

Capital share transactions	4,150,981	10,692,258

Total increase in net assets	3,723,547	15,248,522

Net assets:
Beginning of period	60,151,568	44,903,046
End of period (including undistributed
net investment income: $527,002 and $501,690, respectively)	$63,875,115	$60,151,568

*Unaudited.

See Notes to Financial Statements

Notes to financial statements     unaudited

1.	Organization and significant accounting policies

Organization - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. withholding taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; and paydowns on fixed-income securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of January 31, 2006, the cost of investment securities for federal income tax purposes was $56,317,342,000.

As of January 31, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains	$742,995
Accumulated short-term capital losses	(257,461)
Undistributed long-term capital gains	537,044
Gross unrealized appreciation on investment securities	8,647,542
Gross unrealized depreciation on investment securities	(954,599)
Net unrealized appreciation on investment securities	7,692,943

Undistributed net investment income and non-U.S. currency gains above include non-U.S. currency losses of $5,769,000 that were realized during the period November 1, 2004, through July 31, 2005. During the six months ended January 31, 2006, the fund realized, on a tax basis, a net capital gain of $280,832,000.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended January 31, 2006			Year ended July 31, 2005
Share class	Distributions from ordinary income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from ordinary income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$1,010,448	$945,599	$1,956,047	$1,507,294	$299,587	$1,806,881
Class B	71,493	81,516	153,009	105,906	27,212	133,118
Class C	100,845	117,974	218,819	132,396	34,316	166,712
Class F	34,874	33,306	68,180	45,544	9,107	54,651
Class 529-A	7,328	7,170	14,498	9,019	1,789	10,808
Class 529-B	1,274	1,542	2,816	1,649	447	2,096
Class 529-C	2,684	3,248	5,932	3,247	856	4,103
Class 529-E	353	372	725	433	95	528
Class 529-F	137	134	271	136	25	161
Class R-1	377	485	862	334	78	412
Class R-2	4,928	5,960	10,888	5,613	1,403	7,016
Class R-3	8,312	8,906	17,218	8,959	1,829	10,788
Class R-4	3,357	3,434	6,791	2,450	430	2,880
Class R-5	1,976	1,885	3,861	2,516	481	2,997
Total	$1,248,386	$1,211,531	$2,459,917	$1,825,496	$377,655	$2,203,151

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.127% on such assets in excess of $55 billion. The board of directors approved an amended agreement effective January 1, 2006, continuing the series of rates to include an additional annual rate of 0.125% on daily net assets in excess of $71 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended January 31, 2006, total investment advisory services fees waived by CRMC were $7,644,000. As a result, the fee shown on the accompanying financial statements of $76,442,000, which was equivalent to an annualized rate of 0.247%, was reduced to $68,798,000, or 0.222% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended January 31, 2006, the total administrative services fees paid by CRMC were $2,000 and $149,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended January 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$56,526	$14,012	Not applicable	Not applicable	Not applicable
Class B	20,855	1,371	Not applicable	Not applicable	Not applicable
Class C	29,680	Included in administrative services	$3,146	$467	Not applicable
Class F	2,073		642	114	Not applicable
Class 529-A	327		119	19	$178
Class 529-B	386		26	14	39
Class 529-C	809		54	22	81
Class 529-E	46		6	1	9
Class 529-F	-		2	-*	3
Class R-1	112		15	8	Not applicable
Class R-2	1,104		218	542	Not applicable
Class R-3	1,095		325	128	Not applicable
Class R-4	203		120	6	Not applicable
Class R-5	Not applicable		44	2	Not applicable
Total	$113,216	$15,383	$4,717	$1,323	$310
* Amount less than one thousand.

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $286,000, shown on the accompanying financial statements, includes $165,000 in current fees (either paid in cash or deferred) and a net increase of $121,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends and distributions		Repurchases(1)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2006
Class A	$4,080,060	221,272	$1,776,181	97,180	$(2,834,612)	(153,831)	$3,021,629	164,621
Class B	219,405	11,961	136,915	7,535	(215,016)	(11,723)	141,304	7,773
Class C	672,142	36,685	193,645	10,671	(405,832)	(22,168)	459,955	25,188
Class F	275,237	14,943	54,542	2,988	(180,071)	(9,791)	149,708	8,140
Class 529-A	62,519	3,394	14,249	780	(13,860)	(752)	62,908	3,422
Class 529-B	8,106	441	2,800	154	(2,138)	(117)	8,768	478
Class 529-C	26,981	1,467	5,874	322	(9,699)	(526)	23,156	1,263
Class 529-E	3,420	186	717	40	(1,220)	(67)	2,917	159
Class 529-F	2,454	134	263	14	(320)	(17)	2,397	131
Class R-1	10,330	563	828	45	(2,632)	(143)	8,526	465
Class R-2	79,948	4,352	10,722	590	(34,291)	(1,869)	56,379	3,073
Class R-3	150,232	8,161	16,863	925	(64,310)	(3,506)	102,785	5,580
Class R-4	99,833	5,410	6,482	355	(21,474)	(1,165)	84,841	4,600
Class R-5	31,359	1,714	2,954	162	(8,605)	(467)	25,708	1,409
Total net increase
(decrease)	$5,722,026	310,683	$2,223,035	121,761	$(3,794,080)	(206,142)	$4,150,981	226,302

Year ended July 31, 2005
Class A	$9,640,392	532,521	$1,565,111	86,078	$(3,709,618)	(204,836)	$7,495,885	413,763
Class B	755,566	42,102	111,888	6,179	(287,281)	(15,953)	580,173	32,328
Class C	1,867,364	103,792	133,316	7,372	(485,019)	(26,922)	1,515,661	84,242
Class F	660,579	36,521	41,363	2,276	(208,234)	(11,499)	493,708	27,298
Class 529-A	114,656	6,328	10,343	569	(13,713)	(756)	111,286	6,141
Class 529-B	17,625	977	2,028	112	(2,180)	(121)	17,473	968
Class 529-C	52,313	2,889	3,934	216	(8,587)	(473)	47,660	2,632
Class 529-E	5,928	328	504	27	(618)	(34)	5,814	321
Class 529-F	2,757	152	149	8	(763)	(43)	2,143	117
Class R-1	13,146	724	374	20	(3,977)	(218)	9,543	526
Class R-2	143,180	7,950	6,558	362	(34,869)	(1,935)	114,869	6,377
Class R-3	241,450	13,332	9,950	547	(56,185)	(3,110)	195,215	10,769
Class R-4	97,347	5,337	2,546	140	(14,255)	(782)	85,638	4,695
Class R-5	24,245	1,332	1,947	107	(9,002)	(498)	17,190	941
Total net increase
(decrease)	$13,636,548	754,285	$1,890,011	104,013	$(4,834,301)	(267,180)	$10,692,258	591,118

(1) Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $12,921,363,000 and $10,324,153,000, respectively, during the six months ended January 31, 2006.

Financial highlights(1)
			Income (loss) from investment operations(2)			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, and of period	Total return(3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets
Class A:
Six months ended 1/31/2006	(5)	$18.70	$.40	$.21	$.61	$(.39)	$(.36)	$(.75)	$18.56	3.35%	$49,884			.56%	(6)	.53%	(6)	4.26%	(6)
Year ended 7/31/2005		17.10	.77	1.61	2.38	(.65)	(.13)	(.78)	18.70	14.12	47,196			.55		.54		4.26
Year ended 7/31/2004		15.44	.70	1.70	2.40	(.74)	-	(.74)	17.10	15.76	36,075			.57		.57		4.15
Year ended 7/31/2003		14.49	.72	.98	1.70	(.73)	(.02)	(.75)	15.44	12.18	25,891			.61		.61		4.98
Year ended 7/31/2002		16.44	.74	(1.73)	(.99)	(.80)	(.16)	(.96)	14.49	(6.35)	19,585			.61		.61		4.66
Year ended 7/31/2001		15.43	.83	1.46	2.29	(.80)	(.48)	(1.28)	16.44	15.53	19,519			.62		.62		5.18
Class B:
Six months ended 1/31/2006	(5)	18.61	.32	.21	.53	(.32)	(.36)	(.68)	18.46	2.92	4,245			1.33	(6)	1.31	(6)	3.50	(6)
Year ended 7/31/2005		17.01	.63	1.61	2.24	(.51)	(.13)	(.64)	18.61	13.32	4,135			1.34		1.32		3.48
Year ended 7/31/2004		15.36	.56	1.69	2.25	(.60)	-	(.60)	17.01	14.84	3,231			1.35		1.35		3.37
Year ended 7/31/2003		14.42	.61	.97	1.58	(.62)	(.02)	(.64)	15.36	11.37	2,015			1.39		1.39		4.17
Year ended 7/31/2002		16.39	.61	(1.73)	(1.12)	(.69)	(.16)	(.85)	14.42	(7.14)	800			1.37		1.37		3.88
Year ended 7/31/2001		15.39	.72	1.46	2.18	(.70)	(.48)	(1.18)	16.39	14.77	254			1.38		1.38		4.15
Class C:
Six months ended 1/31/2006	(5)	18.58	.32	.20	.52	(.31)	(.36)	(.67)	18.43	2.90	6,174			1.38	(6)	1.36	(6)	3.43	(6)
Year ended 7/31/2005		16.99	.61	1.60	2.21	(.49)	(.13)	(.62)	18.58	13.17	5,756			1.43		1.41		3.38
Year ended 7/31/2004		15.34	.55	1.69	2.24	(.59)	-	(.59)	16.99	14.75	3,833			1.44		1.44		3.26
Year ended 7/31/2003		14.41	.59	.97	1.56	(.61)	(.02)	(.63)	15.34	11.23	1,850			1.48		1.48		4.07
Year ended 7/31/2002		16.37	.59	(1.71)	(1.12)	(.68)	(.16)	(.84)	14.41	(7.17)	614			1.48		1.48		3.77
Period from 3/15/2001 to 7/31/2001		15.85	.21	.48	.69	(.17)	-	(.17)	16.37	4.35	89			.62		.62		1.28
Class F:
Six months ended 1/31/2006	(5)	18.68	.39	.20	.59	(.38)	(.36)	(.74)	18.53	3.28	1,742			.60	(6)	.58	(6)	4.21	(6)
Year ended 7/31/2005		17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	14.01	1,603			.67		.65		4.14
Year ended 7/31/2004		15.42	.67	1.71	2.38	(.72)	-	(.72)	17.08	15.65	1,000			.69		.69		4.02
Year ended 7/31/2003		14.47	.71	.97	1.68	(.71)	(.02)	(.73)	15.42	12.11	471			.72		.72		4.83
Year ended 7/31/2002		16.44	.71	(1.73)	(1.02)	(.79)	(.16)	(.95)	14.47	(6.56)	156			.73		.73		4.52
Period from 3/15/2001 to 7/31/2001		15.89	.27	.48	.75	(.20)	-	(.20)	16.44	4.71	22			.31		.31		1.58
Class 529-A:
Six months ended 1/31/2006	(5)	18.68	.39	.21	.60	(.38)	(.36)	(.74)	18.54	3.32	389			.63	(6)	.61	(6)	4.18	(6)
Year ended 7/31/2005		17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	13.98	328			.70		.68		4.13
Year ended 7/31/2004		15.42	.68	1.70	2.38	(.72)	-	(.72)	17.08	15.61	195			.67		.67		4.06
Year ended 7/31/2003		14.48	.71	.97	1.68	(.72)	(.02)	(.74)	15.42	12.10	93			.68		.68		4.87
Period from 2/15/2002 to 7/31/2002		15.76	.31	(1.20)	(.89)	(.39)	-	(.39)	14.48	(5.83)	24			.37		.37		2.02
Class 529-B:
Six months ended 1/31/2006	(5)	18.65	.31	.20	.51	(.30)	(.36)	(.66)	18.50	2.84	82			1.47	(6)	1.44	(6)	3.35	(6)
Year ended 7/31/2005		17.05	.59	1.61	2.20	(.47)	(.13)	(.60)	18.65	13.05	74			1.55		1.53		3.28
Year ended 7/31/2004		15.36	.53	1.70	2.23	(.54)	-	(.54)	17.05	14.67	51			1.57		1.57		3.16
Year ended 7/31/2003		14.46	.58	.97	1.55	(.63)	(.02)	(.65)	15.36	11.10	28			1.60		1.60		3.95
Period from 2/19/2002 to 7/31/2002		15.63	.25	(1.06)	(.81)	(.36)	-	(.36)	14.46	(5.40)	7			.71		.71		1.62
Class 529-C:
Six months ended 1/31/2006	(5)	18.65	.31	.22	.53	(.31)	(.36)	(.67)	18.51	2.90	175			1.46	(6)	1.43	(6)	3.36	(6)
Year ended 7/31/2005		17.06	.59	1.60	2.19	(.47)	(.13)	(.60)	18.65	13.00	153			1.54		1.52		3.29
Year ended 7/31/2004		15.39	.53	1.71	2.24	(.57)	-	(.57)	17.06	14.69	95			1.56		1.56		3.17
Year ended 7/31/2003		14.46	.58	.97	1.55	(.60)	(.02)	(.62)	15.39	11.10	44			1.59		1.59		3.96
Period from 2/19/2002 to 7/31/2002		15.63	.25	(1.06)	(.81)	(.36)	-	(.36)	14.46	(5.40)	12			.70		.70		1.63
Class 529-E:
Six months ended 1/31/2006	(5)	18.66	.36	.20	.56	(.35)	(.36)	(.71)	18.51	3.11	20			.95	(6)	.92	(6)	3.87	(6)
Year ended 7/31/2005		17.06	.69	1.61	2.30	(.57)	(.13)	(.70)	18.66	13.63	17			1.02		1.01		3.80
Year ended 7/31/2004		15.40	.62	1.70	2.32	(.66)	-	(.66)	17.06	15.24	10			1.04		1.04		3.69
Year ended 7/31/2003		14.47	.66	.96	1.62	(.67)	(.02)	(.69)	15.40	11.66	5			1.06		1.06		4.48
Period from 2/25/2002 to 7/31/2002		15.81	.27	(1.23)	(.96)	(.38)	-	(.38)	14.47	(6.24)	1			.45		.45		1.79
Class 529-F:
Six months ended 1/31/2006	(5)	18.68	.40	.22	.62	(.40)	(.36)	(.76)	18.54	3.42	8			.44	(6)	.42	(6)	4.33	(6)
Year ended 7/31/2005		17.08	.75	1.60	2.35	(.62)	(.13)	(.75)	18.68	13.96	5			.70		.68		4.14
Year ended 7/31/2004		15.42	.67	1.69	2.36	(.70)	-	(.70)	17.08	15.53	3			.79		.79		3.95
Period from 9/17/2002 to 7/31/2003		14.11	.60	1.24	1.84	(.51)	(.02)	(.53)	15.42	13.38	1			.81	(6)	.81	(6)	4.68	(6)

Class R-1:
Six months ended 1/31/2006	(5)	$18.65	$.31	$.21	$.52	$(.31)	$(.36)	$(.67)	$18.50	2.85%	$27			1.47%	(6)	1.43%	(6)	3.32%	(6)
Year ended 7/31/2005		17.05	.61	1.61	2.22	(.49)	(.13)	(.62)	18.65	13.15	19			1.50		1.45		3.36
Year ended 7/31/2004		15.39	.55	1.70	2.25	(.59)	-	(.59)	17.05	14.75	8			1.55		1.48		3.27
Year ended 7/31/2003		14.47	.60	.96	1.56	(.62)	(.02)	(.64)	15.39	11.19	2			1.92		1.50		4.02
Period from 6/17/2002 to 7/31/2002		15.65	.06	(1.24)	(1.18)	-	-	-	14.47	(7.54)	-		(7)	.32		.18		.42
Class R-2:
Six months ended 1/31/2006	(5)	18.60	.31	.21	.52	(.31)	(.36)	(.67)	18.45	2.87	325			1.53	(6)	1.41	(6)	3.38	(6)
Year ended 7/31/2005		17.01	.61	1.60	2.21	(.49)	(.13)	(.62)	18.60	13.16	271			1.58		1.42		3.39
Year ended 7/31/2004		15.36	.55	1.69	2.24	(.59)	-	(.59)	17.01	14.75	139			1.75		1.44		3.30
Year ended 7/31/2003		14.48	.59	.95	1.54	(.64)	(.02)	(.66)	15.36	11.12	52			1.81		1.46		4.02
Period from 5/31/2002 to 7/31/2002		16.26	.09	(1.69)	(1.60)	(.18)	-	(.18)	14.48	(9.95)	1			.29		.24		.66
Class R-3:
Six months ended 1/31/2006	(5)	18.67	.35	.21	.56	(.35)	(.36)	(.71)	18.52	3.10	494			.97	(6)	.95	(6)	3.82	(6)
Year ended 7/31/2005		17.07	.70	1.60	2.30	(.57)	(.13)	(.70)	18.67	13.68	394			.97		.96		3.85
Year ended 7/31/2004		15.41	.62	1.70	2.32	(.66)	-	(.66)	17.07	15.25	176			1.02		1.02		3.70
Year ended 7/31/2003		14.48	.65	.98	1.63	(.68)	(.02)	(.70)	15.41	11.68	56			1.12		1.08		4.42
Period from 6/4/2002 to 7/31/2002		16.09	.09	(1.51)	(1.42)	(.19)	-	(.19)	14.48	(8.90)	1			.19		.17		.61
Class R-4:
Six months ended 1/31/2006	(5)	18.69	.38	.21	.59	(.38)	(.36)	(.74)	18.54	3.25	204			.67	(6)	.64	(6)	4.07	(6)
Year ended 7/31/2005		17.09	.76	1.60	2.36	(.63)	(.13)	(.76)	18.69	14.00	120			.67		.65		4.17
Year ended 7/31/2004		15.43	.68	1.70	2.38	(.72)	-	(.72)	17.09	15.64	30			.69		.69		4.05
Year ended 7/31/2003		14.49	.70	.98	1.68	(.72)	(.02)	(.74)	15.43	12.07	12			.72		.72		4.81
Period from 6/27/2002 to 7/31/2002		15.25	.08	(.84)	(.76)	-	-	-	14.49	(4.98)	-		(7)	5.11		.03		.52
Class R-5:
Six months ended 1/31/2006	(5)	18.70	.41	.21	.62	(.41)	(.36)	(.77)	18.55	3.40	106			.37	(6)	.34	(6)	4.43	(6)
Year ended 7/31/2005		17.10	.80	1.61	2.41	(.68)	(.13)	(.81)	18.70	14.33	81			.37		.35		4.45
Year ended 7/31/2004		15.44	.73	1.71	2.44	(.78)	-	(.78)	17.10	16.01	57			.37		.37		4.35
Year ended 7/31/2003		14.49	.75	.98	1.73	(.76)	(.02)	(.78)	15.44	12.43	39			.40		.40		5.17
Period from 5/15/2002 to 7/31/2002		16.31	.15	(1.77)	(1.62)	(.20)	-	(.20)	14.49	(9.99)	22			.09		.09		.97

	Six months ended January 31,	Year ended July 31
	2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	18%	24%	27%	28%	36%	44%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
In addition, during the start-up period for the retirement plan share classes (except Class R-5),
CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005, through January 31, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8/1/2005	Ending account value 1/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,033.54	$2.72	.53%
Class A -- assumed 5% return	1,000.00	1,022.53	2.70	.53
Class B -- actual return	1,000.00	1,029.22	6.70	1.31
Class B -- assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class C -- actual return	1,000.00	1,028.98	6.96	1.36
Class C -- assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class F -- actual return	1,000.00	1,032.81	2.97	.58
Class F -- assumed 5% return	1,000.00	1,022.28	2.96	.58
Class 529-A -- actual return	1,000.00	1,033.19	3.13	.61
Class 529-A -- assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 529-B -- actual return	1,000.00	1,028.44	7.36	1.44
Class 529-B -- assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class 529-C -- actual return	1,000.00	1,029.02	7.31	1.43
Class 529-C -- assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class 529-E -- actual return	1,000.00	1,031.09	4.71	.92
Class 529-E -- assumed 5% return	1,000.00	1,020.57	4.69	.92
Class 529-F -- actual return	1,000.00	1,034.15	2.15	.42
Class 529-F -- assumed 5% return	1,000.00	1,023.09	2.14	.42
Class R-1 -- actual return	1,000.00	1,028.50	7.31	1.43
Class R-1 -- assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class R-2 -- actual return	1,000.00	1,028.69	7.21	1.41
Class R-2 -- assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class R-3 -- actual return	1,000.00	1,030.96	4.86	.95
Class R-3 -- assumed 5% return	1,000.00	1,020.42	4.84	.95
Class R-4 -- actual return	1,000.00	1,032.46	3.28	.64
Class R-4 -- assumed 5% return	1,000.00	1,021.98	3.26	.64
Class R-5 -- actual return	1,000.00	1,033.97	1.74	.34
Class R-5 -- assumed 5% return	1,000.00	1,023.49	1.73	.34

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2006. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $71 billion. The board approved the agreement following the recommendation of the fund’s Governance and Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material facts and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed — During the course of each year, board members review a wide variety of materials relating to the services provided by the investment adviser, including reports on the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process — The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend approval of the agreement, the committee did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources — The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services — The board and the committee considered the investment adviser’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by the investment adviser to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing current income and, secondarily, growth of capital. They reviewed the fund’s absolute investment results, and compared the fund’s total returns with the total returns of the Lipper Income Funds Index (the Lipper category that includes the fund), the Lehman Brothers Aggregate Bond Index, and the averages of the funds included in that index as of June 30, 2005. The board and the committee noted that although the fund’s total returns were below these comparative measures for the six months ended June 30, 2005, they exceeded all the comparative measures for the one-year period ended June 30, 2005, and the five- and 10-year periods ended June 30, 2005. The board and the committee also considered the volatility of the fund’s results as well as the investment risks assumed by the fund relative to comparable market indexes and funds.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the median fee and expense levels of all other funds in the Lipper Income Funds Index (excluding funds of funds). The board and the committee observed that the fund’s advisory fees and total expenses had been below the median of all the other funds included in the index for the entire 10-year period ended on July 31, 2005. The board and the committee also noted the new additional advisory fee breakpoint if and when the fund’s net assets exceed $71 billion as well as the 5% advisory fee waiver that CRMC put into effect September 1, 2004, which was increased to 10% on April 1, 2005. The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, these differences reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered the impact of the fund’s asset growth on advisory fee levels, noting the extent to which such fees are reduced through breakpoint discounts and the current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to the investment adviser’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, that each of the factors discussed above supported approval of the agreement, and that approval of the agreement was in the best interests of the fund and its shareholders.

Other share class results                 unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2005
(the most recent calendar quarter):

	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	-2.24%	+6.95%	+8.49%
Not reflecting CDSC	+2.64%	+7.26%	+8.60%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+1.53%	—	+7.28%
Not reflecting CDSC	+2.51%	—	+7.28%

Class F shares[1]— first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+3.33%	—	+8.10%

Class 529-A shares[2]— first sold 2/15/02
Reflecting 5.75% maximum sales charge	-2.64%	—	+7.37%
Not reflecting maximum sales charge	+3.30%	—	+9.02%

Class 529-B shares[2]— first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	-2.43%	—	+7.74%
Not reflecting CDSC	+2.45%	—	+8.36%

Class 529-C shares[2]— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+1.48%	—	+8.37%
Not reflecting CDSC	+2.46%	—	+8.37%

Class 529-E shares[1,2]— first sold 2/25/02	+2.98%	—	+8.63%

Class 529-F shares[1,2]— first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+3.39%	—	+13.14%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 26 for details.

1These shares are sold without any initial or contingent deferred sales charge.
2Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address
nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Income Fund of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.83 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.05 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete January 31, 2006, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[Logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
> The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds             Capital Research and Management              Capital International           Capital Guardian              Capital Bank and Trust

Lit. No. MFGESR-906-0306P

Litho in USA BAG/AL/8088-S4904

Printed on recycled paper
ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[Logo - American Funds®]

The Income Fund of America®
Investment portfolio

January 31, 2006
unaudited

Common stocks — 64.58%	Shares	Market value (000)

FINANCIALS — 16.53%
Citigroup Inc.	18,535,000	$863,360
Washington Mutual, Inc.	15,705,100	664,640
Société Générale	4,536,500	597,757
HSBC Holdings PLC (United Kingdom)	24,852,825	412,324
HSBC Holdings PLC (Hong Kong)	10,543,396	176,281
Wells Fargo & Co.	8,656,800	539,838
Lloyds TSB Group PLC	57,848,305	523,542
U.S. Bancorp	17,235,000	515,499
J.P. Morgan Chase & Co.	11,275,000	448,181
Bank of America Corp.	9,565,550	423,084
Equity Residential	9,037,700	383,289
Hang Lung Properties Ltd.	156,637,000	304,898
iStar Financial, Inc.[1]	7,240,000	259,844
Boston Properties, Inc.	3,305,000	258,649
Wachovia Corp.	4,700,000	257,701
Kimco Realty Corp.	6,580,000	230,892
Regions Financial Corp.	6,920,000	229,606
Equity Office Properties Trust	7,175,000	228,309
ING Groep NV	6,376,076	227,003
Banco Itaú Holding Financeira SA, preferred nominative	7,010,000	213,155
Developers Diversified Realty Corp.	4,270,000	210,340
Fannie Mae	3,006,200	174,179
Fortis	4,880,000	170,131
Arthur J. Gallagher & Co.[1]	5,403,700	157,572
Hospitality Properties Trust	3,375,100	144,691
Cathay Financial Holding Co., Ltd.	71,616,000	133,432
Westpac Banking Corp.	6,671,144	117,080
Bank of New York Co., Inc.	3,675,000	116,902
Allied Capital Corp.	3,848,020	109,707
Sunstone Hotel Investors, Inc.[1]	3,593,400	106,005
Sky Financial Group, Inc.	3,928,472	101,040
St. George Bank Ltd.	4,046,552	92,473
Montpelier Re Holdings Ltd.[1]	4,465,000	86,174
DnB NOR ASA	7,500,000	83,738
XL Capital Ltd., Class A	1,175,000	79,500
Unibail Holding	531,000	78,143
SunTrust Banks, Inc.	1,090,000	77,880
Westfield Group	5,702,912	76,173
Unibanco-União de Bancos Brasileiros SA, units (GDR)	872,000	73,440
General Growth Properties, Inc.	1,400,000	72,240
Banco Santander Central Hispano, SA	5,030,828	72,205
Health Care Property Investors, Inc.	2,442,300	67,774
Camden Property Trust	986,000	64,189
Archstone-Smith Trust	1,362,000	63,823
Regency Centers Corp.	900,000	58,005
Hysan Development Co. Ltd.	21,815,601	55,401
KBC Groupe SA	525,000	52,599
Fulton Financial Corp.	2,302,563	41,331
Federal Realty Investment Trust	345,000	23,053
Fubon Financial Holding Co., Ltd.	26,269,000	23,032
Beverly Hills Bancorp Inc.[1]	1,939,517	20,656
		10,560,760

UTILITIES — 8.35%
National Grid PLC	42,885,918	438,406
E.ON AG	3,650,000	406,747
Dominion Resources, Inc.	5,158,498	389,621
Exelon Corp.	5,710,000	327,868
Duke Energy Corp.	11,242,393	318,722
Consolidated Edison, Inc.	6,765,000	318,023
Progress Energy, Inc.	6,185,400	269,807
FirstEnergy Corp.	5,304,780	265,770
Entergy Corp.	3,723,292	258,806
Ameren Corp.	4,245,000	215,476
Public Service Enterprise Group Inc.	2,960,000	206,075
Equitable Resources, Inc.	5,470,000	201,843
Scottish Power PLC	19,708,000	200,592
Southern Co.	5,665,000	197,142
DTE Energy Co.	4,539,100	191,550
PPL Corp.	5,000,000	150,650
RWE AG, Class A	1,750,000	143,870
Cinergy Corp.	2,968,700	128,990
NSTAR	4,271,200	122,754
Edison International	2,500,000	109,550
Xcel Energy Inc.	5,543,700	107,659
American Electric Power Co., Inc.	2,500,000	93,300
KeySpan Corp.	2,160,000	77,587
MDU Resources Group, Inc.	1,770,000	64,074
FPL Group, Inc.	1,500,000	62,685
Northeast Utilities	2,355,500	46,827
PG&E Corp.	550,000	20,521
		5,334,915

TELECOMMUNICATION SERVICES — 7.25%
AT&T Inc.	55,660,575	1,444,392
BellSouth Corp.	42,025,000	1,209,059
Verizon Communications Inc.	15,100,000	478,066
Koninklijke KPN NV	46,015,000	443,446
Chunghwa Telecom Co., Ltd. (ADR)	16,324,400	303,961
Chunghwa Telecom Co., Ltd.	42,803,000	75,594
Deutsche Telekom AG	10,680,000	168,690
SK Telecom Co., Ltd. (ADR)	6,975,000	162,029
Teléfonos de México, SA de CV, Class L (ADR)	6,200,000	147,188
Belgacom SA	2,612,000	80,265
KT Corp. (ADR)	1,755,000	37,048
KT Corp.	738,480	29,612
Sprint Nextel Corp., Series 1	760,501	17,408
Dobson Communications Corp., Class A2,3	2,290,483	16,995
Vodafone Group PLC	7,000,000	14,672
XO Communications, Inc.[2]	6,837	15
		4,628,440

ENERGY — 5.98%
Royal Dutch Shell PLC, Class A (ADR)	11,212,000	763,649
Royal Dutch Shell PLC, Class B	6,314,144	226,111
Royal Dutch Shell PLC, Class B (ADR)	3,021,565	216,948
Royal Dutch Shell PLC, Class A	1,340,000	45,514
Chevron Corp.	14,073,300	835,673
Marathon Oil Corp.	9,745,000	749,098
Kinder Morgan, Inc.	2,675,200	257,488
Occidental Petroleum Corp.	1,800,000	175,878
ConocoPhillips	2,400,000	155,280
ENI SpA	3,930,000	118,527
Enbridge Inc.	3,123,709	98,560
TOTAL SA (ADR)	645,000	89,223
Exxon Mobil Corp.	1,385,000	86,909
		3,818,858

CONSUMER STAPLES — 5.83%
Altria Group, Inc.	9,670,000	699,528
General Mills, Inc.	10,300,000	500,683
Reynolds American Inc.	4,681,600	473,450
H.J. Heinz Co.	13,385,000	454,287
ConAgra Foods, Inc.	18,485,000	383,194
Unilever NV (New York registered)	2,634,500	184,942
Unilever NV	500,000	35,002
Albertson’s, Inc.	8,690,000	218,554
Diageo PLC	14,050,000	208,765
Sara Lee Corp.	8,000,000	146,240
Tesco PLC	20,740,000	117,153
UST Inc.	2,650,000	103,191
SABMiller PLC	4,311,000	87,603
Foster’s Group Ltd.	12,093,270	48,066
Woolworths Ltd.	3,510,482	45,671
Lion Nathan Ltd.	3,200,000	18,077
		3,724,406

MATERIALS — 5.36%
Weyerhaeuser Co.	10,450,000	728,992
Dow Chemical Co.	11,742,500	496,708
International Paper Co.	12,318,640	401,957
E.I. du Pont de Nemours and Co.	9,950,000	389,543
Akzo Nobel NV	7,173,500	346,437
MeadWestvaco Corp.	7,335,000	195,771
Packaging Corp. of America[1]	6,736,800	156,294
RPM International, Inc.	5,385,000	101,777
Alcoa Inc.	3,200,000	100,800
Eastman Chemical Co.	2,000,000	96,420
Temple-Inland Inc.	2,017,578	94,624
DSM NV	2,000,000	89,266
UPM-Kymmene Corp.	4,100,000	83,546
Lyondell Chemical Co.	2,220,000	53,302
Worthington Industries, Inc.	1,701,800	35,108
Holmen AB, Class B	942,900	34,881
Freeport-McMoRan Copper & Gold Inc., Class B	300,000	19,275
		3,424,701

INDUSTRIALS — 4.81%
General Electric Co.	30,135,000	986,921
Waste Management, Inc.	13,925,000	439,752
Emerson Electric Co.	5,185,000	401,578
R.R. Donnelley & Sons Co.[1]	11,577,000	377,410
Cooper Industries, Ltd., Class A	2,100,000	171,465
Caterpillar Inc.	2,400,000	162,960
Avery Dennison Corp.	2,700,000	161,298
Hubbell Inc., Class B	3,213,100	144,429
Sandvik AB	2,000,000	98,124
Wesfarmers Ltd.	2,205,000	63,278
Brambles Industries PLC	5,103,000	36,870
Macquarie Infrastructure Company Trust	560,900	18,341
Singapore Technologies Engineering Ltd.	4,823,000	8,894
Delta Air Lines, Inc.[2,3]	542,911	342
		3,071,662

HEALTH CARE — 3.99%
Bristol-Myers Squibb Co.	33,243,000	757,608
Eli Lilly and Co.	10,270,000	581,488
Merck & Co., Inc.	14,008,300	483,286
Pfizer Inc	13,475,000	346,038
GlaxoSmithKline PLC	9,948,055	254,105
Wyeth	1,431,500	66,207
Schering-Plough Corp.	3,000,000	57,450
Clarent Hospital Corp.[1,2,4]	484,684	242
		2,546,424

CONSUMER DISCRETIONARY — 2.10%
General Motors Corp.	13,775,000	331,427
ServiceMaster Co.	13,973,750	180,820
DSG International PLC	45,000,000	140,283
Clear Channel Communications, Inc.	3,200,400	93,676
Snap-on Inc.	2,310,000	92,700
KangwonLand Inc.	4,155,395	87,970
Kingfisher PLC	20,678,565	87,237
Tupperware Brands Corp.[1]	3,865,000	85,803
Publishing & Broadcasting Ltd.	5,955,100	74,466
Regal Entertainment Group, Class A	3,500,000	64,785
Kesa Electricals PLC	13,644,958	60,352
Harrah’s Entertainment, Inc.	585,300	43,078
TI Automotive Ltd., Class A2,4	7,000,000	—
		1,342,597

INFORMATION TECHNOLOGY — 0.98%
Microsoft Corp.	14,360,000	$404,234
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,340,000	133,272
Premier Farnell PLC[1]	23,550,000	86,906
ZiLOG, Inc.[2]	455,000	1,028
		625,440

MISCELLANEOUS — 3.40%
Other common stocks in initial period of acquisition		2,171,061

Total common stocks (cost: $33,765,899,000)		41,249,264

Preferred stocks — 1.18%

FINANCIALS — 1.01%
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[3,5]	124,434,000	135,635
Fannie Mae, Series O, 7.00% preferred[3]	2,250,000	123,328
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[3,5]	55,950,000	61,573
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[3,5]	24,300,000	26,157
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[3,5]	37,500,000	43,671
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[3,5]	10,000,000	15,085
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[3,5]	52,000,000	57,316
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% preferred[3,5]	36,590,000	35,618
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[3,5]	13,750,000	15,833
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[3,5]	4,200,000	4,382
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[3,5]	15,050,000	15,864
Duke Realty Corp., Series B, 7.99% preferred cumulative step-up premium rate	300,000	15,141
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares	520,000	13,962
Simon Property Group, Inc., Series G, 7.89% preferred cumulative step-up premium rate	200,000	10,387
Public Storage, Inc., Series V, 7.50% cumulative preferred depositary shares	400,000	10,284
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred[1]	400,000	10,152
Deutsche Bank Capital Funding Trust VII 5.628% noncumulative trust preferred[3,5]	10,000,000	9,944
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,5]	6,500,000	7,158
ACE Ltd., Series C, 7.80% preferred depositary shares	256,550	6,742
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate	112,500	5,776
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate	50,000	5,111
Barclays Bank PLC, Series 1, 6.278% noncumulative preferred[5]	5,000,000	4,996
RBS Capital Trust I 4.709% noncumulative trust preferred[5]	4,550,000	4,300
ING Capital Funding Trust III 8.439% noncumulative preferred[5]	3,000,000	3,394
		641,809

CONSUMER DISCRETIONARY — 0.01%
Delphi Corp., Series A, 8.25% cumulative trust preferred 2033	1,201,245	7,148

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[2,4]	513	0

TELECOMMUNICATION SERVICES — 0.00%
XO Communications, Inc. 14.00% preferred 2009[2,4,6]	12	0

MISCELLANEOUS — 0.16%
Other preferred stocks in initial period of acquisition		104,363

Total preferred stocks (cost: $735,577,000)		753,320

Warrants — 0.00%	Shares	Market value (000)

TELECOMMUNICATION SERVICES — 0.00%
American Tower Corp., warrants, expire 2008[2,3]	3,000	$1,215
XO Communications, Inc., Series A, warrants, expire 2010[2]	13,674	4
XO Communications, Inc., Series B, warrants, expire 2010[2]	10,256	2
XO Communications, Inc., Series C, warrants, expire 2010[2]	10,256	2
Allegiance Telecom, Inc., warrants, expire 2008[2,3,4]	20,000	0
GT Group Telecom Inc., warrants, expire 2010[2,3,4]	15,000	0

Total warrants (cost: $818,000)		1,223

Convertible securities — 3.53%	Shares or principal amount

FINANCIALS — 1.01%
Metropolitan Life Insurance Co., Class B, 6.375% convertible preferred 2008	6,400,000 units	176,000
Fannie Mae 5.375% convertible preferred	1,530	147,454
XL Capital Ltd. 6.50% ACES convertible preferred 2007	1,340,000 units	29,842
XL Capital Ltd. 7.00% convertible preferred	2,810,000 units	72,104
Genworth Financial, Inc. 6.00% convertible preferred 2007	2,400,000 units	86,040
UnumProvident Corp. 8.25% ACES convertible 2006	2,100,000 units	81,396
Chubb Corp. 7.00% convertible preferred 2006	1,600,000 units	53,728
		646,564

INFORMATION TECHNOLOGY — 0.77%
Intel Corp. 2.95% convertible debentures 2035[3]	$154,825,000	141,471
Nortel Networks Corp. 4.25% convertible notes 2008	$80,000,000	76,300
Nortel Networks Corp. 4.25% convertible notes 2008[3]	$40,000,000	38,150
ASM Lithography Holding NV 5.75% convertible notes 2006[3]	$57,500,000	70,909
SCI Systems, Inc. 3.00% convertible debentures 2007	$57,500,000	55,919
International Rectifier Corp. 4.25% convertible notes 2007	$52,000,000	51,220
Micron Technology, Inc. 2.50% convertible notes 2010[3]	$22,000,000	27,555
Liberty Media Corp. 3.50% exchangeable debentures 2031	$25,000,000	26,000
LSI Logic Corp. 4.00% convertible notes 2006	$3,000,000	2,985
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$2,500,000	2,488
		492,997

HEALTH CARE — 0.40%
Schering-Plough Corp. 6.00% convertible preferred 2007	2,499,900	128,195
Baxter International Inc. 7.00% convertible preferred 2006	1,407,500 units	72,570
Sepracor Inc. 5.00% convertible debentures 2007	$46,000,000	45,885
Incyte Corp. 3.50% convertible notes 2011[3]	$15,000,000	11,569
		258,219

TELECOMMUNICATION SERVICES — 0.29%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$100,000,000	122,375
American Tower Corp. 5.00% convertible debentures 2010	$38,100,000	37,910
Liberty Media Corp. 4.00% exchangeable debentures 2029	$36,000,000	21,420
		181,705

CONSUMER DISCRETIONARY — 0.26%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	2,132,900	68,573
Amazon.com, Inc. 4.75% convertible debentures 2009	$59,137,000	57,437
Liberty Media Corp. 3.25% exchangeable debentures 2031	$25,000,000	19,437
General Motors Corp., Series B, 5.25% convertible debentures 2032	$17,540,000	11,590
Six Flags, Inc. 7.25% PIERS convertible preferred 2009	400,000	9,300
		166,337

INDUSTRIALS — 0.23%
Allied Waste Industries, Inc., Series D, 6.25%, convertible preferred 2008	240,000	$64,212
Tyco International Group SA, Series B, 3.125% convertible debentures 2023[3]	$50,000,000	63,063
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031[3]	178,000	18,289
		145,564

MATERIALS — 0.16%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred[3]	50,000	68,247
Inco Ltd. 0% convertible notes LYON 2021	$26,000,000	35,392
		103,639

UTILITIES — 0.15%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	78,610
AES Trust VII 6.00% convertible preferred 2008	325,000	15,763

		94,373

ENERGY — 0.14%
El Paso Corp. 4.99% convertible preferred[3]	75,000	89,063

CONSUMER STAPLES — 0.07%
Albertson’s, Inc. 7.25% convertible preferred 2007	1,900,000 units	46,645

MISCELLANEOUS — 0.05%
Other convertible securities in initial period of acquisition		28,775

Total convertible securities (cost: $2,073,974,000)		2,253,881

Bonds & notes — 22.85%	Principal amount (000)

CONSUMER DISCRETIONARY — 4.71%
General Motors Acceptance Corp. 4.50% 2006	$10,000	9,903
General Motors Acceptance Corp. 6.125% 2006	10,000	9,895
General Motors Acceptance Corp. 5.50% 2007[5]	4,000	3,906
General Motors Acceptance Corp. 6.125% 2007	45,020	44,247
General Motors Acceptance Corp. 6.125% 2007	20,500	19,860
Residential Capital Corp. 5.67% 2008[5]	20,000	20,195
General Motors Corp. 6.375% 2008	4,605	3,880
General Motors Nova Scotia Finance Co. 6.85% 2008	14,000	11,690
General Motors Acceptance Corp. 5.85% 2009	20,500	19,321
Residential Capital Corp. 6.375% 2010	29,900	30,679
General Motors Acceptance Corp. 7.75% 2010	5,710	5,626
General Motors Acceptance Corp. 6.875% 2011	57,370	54,835
General Motors Corp. 7.20% 2011	69,575	56,356
General Motors Acceptance Corp. 7.25% 2011	146,030	141,037
General Motors Acceptance Corp. 6.875% 2012	12,130	11,529
General Motors Acceptance Corp. 7.00% 2012	29,805	28,414
General Motors Corp. 7.125% 2013	26,350	20,553
General Motors Acceptance Corp. 6.61% 2014[5]	22,000	20,885
General Motors Corp. 7.70% 2016	7,800	5,831
General Motors Corp. 8.25% 2023	7,000	5,145
General Motors Corp. 8.375% 2033	10,000	7,450
Delphi Automotive Systems Corp. 6.55% 2006[7]	17,105	9,793
Delphi Automotive Systems Corp. 6.50% 2009[7]	54,466	31,318
Delphi Corp. 6.50% 2013[7]	72,580	40,826
Delphi Automotive Systems Corp. 7.125% 2029[7]	104,355	60,787
Ford Motor Credit Co. 6.50% 2007	7,000	6,926
Ford Motor Credit Co. 7.375% 2009	84,500	79,120
Ford Motor Credit Co. 6.17% 2010[5]	5,055	4,554
Ford Motor Credit Co. 7.875% 2010	29,000	27,313
Ford Motor Credit Co. 7.375% 2011	5,250	4,872
CCMG Acquisition Corp. 8.875% 2014[3]	4,000	4,150
CCMG Acquisition Corp. 10.50% 2016[3]	7,625	8,006
Clear Channel Communications, Inc. 4.625% 2008	14,000	13,798
Chancellor Media Corp. of Los Angeles 8.00% 2008	23,750	25,220
Clear Channel Communications, Inc. 4.25% 2009	25,000	24,036
Clear Channel Communications, Inc. 7.65% 2010	15,550	16,564
Clear Channel Communications, Inc. 5.75% 2013	6,580	6,377
Clear Channel Communications, Inc. 5.50% 2014	39,170	36,973
Clear Channel Communications, Inc. 6.875% 2018	1,000	988
J.C. Penney Co., Inc. 8.00% 2010	39,205	42,989
J.C. Penney Co., Inc. 9.00% 2012	14,920	17,522
J.C. Penney Co., Inc. 7.65% 2016	4,000	4,537
J.C. Penney Co., Inc. 7.95% 2017	24,386	28,228
J.C. Penney Co., Inc. 7.125% 2023	1,272	1,443
J.C. Penney Co., Inc. 7.625% 2097	18,500	19,035
Comcast Cable Communications, Inc. 8.375% 2007	9,925	10,319
Comcast Cable Communications, Inc. 6.20% 2008	49,000	50,196
Lenfest Communications, Inc. 7.625% 2008	2,000	2,089
Comcast Cable Communications, Inc. 6.875% 2009	8,000	8,383
Comcast Corp. 5.45% 2010	12,500	12,546
Comcast Cable Communications, Inc. 7.125% 2013	3,100	3,342
Comcast Corp. 5.85% 2015	19,200	19,235
Comcast Corp. 6.50% 2015	5,000	5,226
Comcast Corp. 5.65% 2035	2,650	2,401
Dex Media West LLC and Dex Media West Finance Co., Series B, 5.875% 2011	21,275	21,594
R.H. Donnelley Inc. 10.875% 2012[3]	1,000	1,130
R.H. Donnelley Corp., Series A-2, 6.875% 2013[3]	39,025	36,001
R.H. Donnelley Corp., Series A-1, 6.875% 2013[3]	20,650	18,998
R.H. Donnelley Corp., Series A-3, 8.875% 2016[3]	35,175	35,747
DaimlerChrysler North America Holding Corp. 6.40% 2006	2,925	2,936
DaimlerChrysler North America Holding Corp. 4.05% 2008	2,560	2,490
DaimlerChrysler North America Holding Corp. 4.75% 2008	1,440	1,425
DaimlerChrysler North America Holding Corp. 7.20% 2009	22,950	24,201
DaimlerChrysler North America Holding Corp. 4.875% 2010	10,000	9,750
DaimlerChrysler North America Holding Corp. 8.00% 2010	15,000	16,385
DaimlerChrysler North America Holding Corp. 7.75% 2011	26,500	28,894
DaimlerChrysler North America Holding Corp. 6.50% 2013	3,200	3,327
Cox Communications, Inc. 7.75% 2006	6,000	6,074
Cox Communications, Inc. 5.039% 2007[5]	8,250	8,316
Cox Communications, Inc. 7.875% 2009	12,500	13,403
Cox Communications, Inc. 4.625% 2010	33,250	32,139
Cox Communications, Inc. 7.75% 2010	10,000	10,787
Cox Communications, Inc. 5.45% 2014	13,500	13,089
Mirage Resorts, Inc. 7.25% 2006	4,960	5,047
MGM MIRAGE 6.00% 2009	35,100	35,100
Mandalay Resort Group 6.50% 2009	7,122	7,229
MGM MIRAGE 8.50% 2010	22,830	24,885
MGM MIRAGE 6.75% 2012	9,150	9,356
Liberty Media Corp. 7.75% 2009	10,950	11,564
Liberty Media Corp. 7.875% 2009	28,350	30,049
Liberty Media Corp. 5.70% 2013	12,350	11,621
Liberty Media Corp. 8.50% 2029	12,830	12,937
Liberty Media Corp. 8.25% 2030	10,740	10,698
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	9,000	8,899
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011[8]	4,375	2,625
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	36,730	36,914
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,350	12,883
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[3]	10,000	10,038
Time Warner Inc. 8.18% 2007	20,000	20,872
AOL Time Warner Inc. 6.875% 2012	17,700	18,822
Time Warner Companies, Inc. 9.125% 2013	5,000	5,901
Time Warner Companies, Inc. 7.25% 2017	8,000	8,695
AOL Time Warner Inc. 7.625% 2031	9,750	10,863
Neiman Marcus Group, Inc. 9.00% 2015[3,6]	52,810	55,054
Royal Caribbean Cruises Ltd. 7.00% 2007	3,000	3,093
Royal Caribbean Cruises Ltd. 8.00% 2010	3,500	3,824
Royal Caribbean Cruises Ltd. 8.75% 2011	30,475	34,523
Royal Caribbean Cruises Ltd. 6.875% 2013	6,500	6,933
Harrah’s Operating Co., Inc. 7.125% 2007	4,150	4,247
Harrah’s Operating Co., Inc. 5.50% 2010	26,375	26,389
Harrah’s Operating Co., Inc. 5.625% 2015	3,800	3,722
Harrah’s Operating Co., Inc. 5.75% 2017	10,000	9,690
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	12,350	12,705
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	22,450	24,695
D.R. Horton, Inc. 7.50% 2007	3,500	3,639
D.R. Horton, Inc. 5.00% 2009	3,000	2,976
D.R. Horton, Inc. 8.00% 2009	19,900	21,263
D.R. Horton, Inc. 9.75% 2010	3,000	3,413
D.R. Horton, Inc. 7.875% 2011	550	598
D.R. Horton, Inc. 5.25% 2015	5,000	4,691
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	35,535	34,780
EchoStar DBS Corp. 5.75% 2008	9,300	9,207
EchoStar DBS Corp. 9.125% 2009	22,509	23,606
Vidéotron Ltée 6.875% 2014	21,069	21,490
Vidéotron Ltée 6.375% 2015[3]	10,435	10,383
K. Hovnanian Enterprises, Inc. 10.50% 2007	16,275	17,658
K. Hovnanian Enterprises, Inc. 8.00% 2012	3,000	3,135
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,500	2,531
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,000	1,918
K. Hovnanian Enterprises, Inc. 6.25% 2016	7,000	6,601
Standard Pacific Corp. 6.50% 2008	5,000	5,013
Standard Pacific Corp. 5.125% 2009	17,750	16,907
Standard Pacific Corp. 6.875% 2011	6,500	6,321
Standard Pacific Corp. 6.25% 2014	3,500	3,194
Radio One, Inc., Series B, 8.875% 2011	16,750	17,692
Radio One, Inc. 6.375% 2013	12,950	12,464
KB Home 6.375% 2011	4,000	4,026
KB Home 5.75% 2014	1,500	1,420
KB Home 6.25% 2015	24,800	24,056
Emmis Operating Co. 6.875% 2012	27,185	26,641
Emmis Communications Corp. 10.366% 2012[5]	2,297	2,311
British Sky Broadcasting Group PLC 6.875% 2009	10,000	10,442
British Sky Broadcasting Group PLC 8.20% 2009	16,250	17,707
Visteon Corp. 8.25% 2010	16,300	13,814
Visteon Corp. 7.00% 2014	18,000	14,040
Tenneco Automotive Inc., Series B, 10.25% 2013	5,325	5,991
Tenneco Automotive Inc. 8.625% 2014	19,000	19,190
CanWest Media Inc., Series B, 8.00% 2012	24,691	25,123
Technical Olympic USA, Inc. 9.00% 2010	8,965	9,245
Technical Olympic USA, Inc. 9.00% 2010	1,275	1,315
Technical Olympic USA, Inc. 7.50% 2011	12,775	11,737
Technical Olympic USA, Inc. 10.375% 2012	875	890
Mohegan Tribal Gaming Authority 6.375% 2009	19,780	20,077
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	2,223
Mohegan Tribal Gaming Authority 6.125% 2013	750	747
Stoneridge, Inc. 11.50% 2012	21,300	21,620
Six Flags, Inc. 8.875% 2010	2,500	2,550
Six Flags, Inc. 9.75% 2013	3,525	3,626
Six Flags, Inc. 9.625% 2014	14,700	15,031
Kabel Deutschland GmbH 10.625% 2014[3]	19,675	20,757
Toll Brothers, Inc. 6.875% 2012	6,000	6,275
Toll Brothers, Inc. 4.95% 2014	5,000	4,643
Toll Brothers Finance Corp. 5.15% 2015[3]	10,500	9,747
MDC Holdings, Inc. 7.00% 2012	5,000	5,253
MDC Holdings, Inc. 5.50% 2013	15,750	15,070
Warner Music Group 7.375% 2014	20,000	20,050
News America Inc. 5.30% 2014	4,000	3,938
News America Inc. 6.75% 2038	15,000	15,872
Hilton Hotels Corp. 7.625% 2008	2,450	2,560
Hilton Hotels Corp. 7.20% 2009	4,850	5,103
Hilton Hotels Corp. 8.25% 2011	9,618	10,543
CSC Holdings, Inc. 7.25% 2008	8,000	8,060
CSC Holdings, Inc., Series B, 8.125% 2009	8,000	8,160
Cablevision Systems Corp., Series B, 8.00% 2012	2,050	1,963
Toys “R” Us, Inc. 7.875% 2013	21,184	17,265
Toys “R” Us, Inc. 7.375% 2018	1,000	738
American Media Operations, Inc., Series B, 10.25% 2009	11,230	10,332
American Media Operations, Inc. 8.875% 2011	8,930	7,635
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	16,536	17,818
Univision Communications Inc. 7.85% 2011	15,685	17,258
Quebecor Media Inc. 7.75% 2016[3]	16,675	17,092
Telenet Group Holding NV 0%/11.50% 2014[3,8]	20,027	16,773
Blockbuster Inc. 9.75% 2012[3]	18,450	16,328
NTL Cable PLC 8.75% 2014	15,019	15,470
TRW Automotive Acquisition Corp. 9.375% 2013	14,088	15,391
May Department Stores Co. 5.75% 2014	10,215	10,368
May Department Stores Co. 6.65% 2024	4,785	5,001
William Lyon Homes, Inc. 7.625% 2012	17,000	15,215
Young Broadcasting Inc. 10.00% 2011	15,640	14,272
Hyatt Equities, LLC 6.875% 2007[3]	14,000	14,238
Boyd Gaming Corp. 7.75% 2012	12,950	13,565
Adelphia Communications Corp. 10.25% 2006[7]	13,975	9,189
Adelphia Communications Corp. 10.25% 2011[7]	6,100	4,285
AMC Entertainment Inc., Series B, 8.625% 2012	6,305	6,557
AMC Entertainment Inc. 8.00% 2014	7,500	6,525
Centex Corp. 4.75% 2008	8,075	7,977
Centex Corp. 5.25% 2015	5,000	4,746
Dana Corp. 5.85% 2015	18,000	12,510
Ryland Group, Inc. 5.375% 2012	12,350	11,885
YUM! Brands, Inc. 7.70% 2012	10,500	11,657
Cinemark USA, Inc. 9.00% 2013	10,575	11,223
Pulte Homes, Inc. 7.875% 2011	5,000	5,474
Pulte Homes, Inc. 7.625% 2017	5,000	5,482
LBI Media, Inc. 10.125% 2012	9,895	10,575
Staples, Inc. 7.375% 2012	9,000	9,964
Seminole Tribe of Florida 6.535% 2020[3,9]	10,000	9,930
NVR, Inc. 5.00% 2010	10,000	9,663
Payless ShoeSource, Inc. 8.25% 2013	8,000	8,460
WCI Communities, Inc. 9.125% 2012	8,045	8,246
ArvinMeritor, Inc. 8.125% 2015[3]	8,500	8,054
Cooper-Standard Automotive Inc. 7.00% 2012	3,000	2,820
Cooper-Standard Automotive Inc. 8.375% 2014	6,335	5,052
Regal Cinemas Corp., Series B, 9.375% 2012[4]	7,250	7,562
Fisher Communications, Inc. 8.625% 2014	5,605	5,920
Aztar Corp. 7.875% 2014	5,500	5,734
Seneca Gaming Corp. 7.25% 2012[3]	3,275	3,332
Seneca Gaming Corp. 7.25% 2012	2,000	2,035
GSC Holdings Corp. and GameStop, Inc. 8.405% 2011[3,5]	5,000	5,075
Viacom Inc. 5.625% 2007	5,000	5,020
Carnival Corp. 3.75% 2007	5,000	4,890
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	5,000	4,687
Warnaco, Inc. 8.875% 2013	3,425	3,682
Marriott International, Inc. 5.81% 2015[3]	3,000	3,014
Sealy Mattress Co. 8.25% 2014	2,825	2,931
Gannett Co., Inc. 6.375% 2012	2,635	2,726
Reader’s Digest Association, Inc. 6.50% 2011	2,550	2,531
Gray Communications Systems, Inc. 9.25% 2011	2,000	2,135
Boyds Collection, Ltd., Series B, 9.00% 2008[4,7]	7,382	1,919
		3,006,430

TELECOMMUNICATION SERVICES — 3.03%
Sprint Capital Corp. 4.78% 2006	10,950	10,937
Sprint Capital Corp. 7.625% 2011	10,000	11,013
Nextel Communications, Inc., Series E, 6.875% 2013	125,730	131,930
Nextel Communications, Inc., Series D, 7.375% 2015	165,240	174,764
Sprint Capital Corp. 6.875% 2028	5,000	5,433
Qwest Capital Funding, Inc. 7.75% 2006	3,000	3,037
U S WEST Capital Funding, Inc. 6.375% 2008	7,100	7,064
Qwest Capital Funding, Inc. 7.00% 2009	2,625	2,658
Qwest Capital Funding, Inc. 7.90% 2010	29,635	30,746
Qwest Capital Funding, Inc. 7.25% 2011	22,395	22,675
Qwest Communications International Inc. 7.25% 2011	20,000	20,200
Qwest Corp. 8.875% 2012	12,400	13,795
U S WEST Capital Funding, Inc. 6.50% 2018	12,000	11,010
Qwest Capital Funding, Inc. 7.625% 2021	7,800	7,507
U S WEST Capital Funding, Inc. 6.875% 2028	55,425	50,714
Qwest Capital Funding, Inc. 7.75% 2031	69,620	66,835
Dobson Cellular Systems, Inc. 9.00% 2011[5]	4,850	5,068
American Cellular Corp., Series B, 10.00% 2011	74,000	80,845
Dobson Communications Corp. 8.85% 2012[3,5]	21,000	20,790
Dobson Cellular Systems, Inc. 9.875% 2012	3,850	4,254
Dobson Communications Corp. 8.875% 2013	48,250	48,853
American Tower Corp. 7.25% 2011	49,175	51,511
American Tower Corp. 7.125% 2012	59,975	62,524
American Tower Corp. 7.50% 2012	43,300	45,573
MetroPCS, Inc. 12.00% 2007[5]	77,765	82,042
MetroPCS, Inc. 9.25% 2011[5]	48,375	50,068
Triton PCS, Inc. 8.75% 2011	22,950	15,319
Triton PCS, Inc. 9.375% 2011	31,550	21,296
Triton PCS, Inc. 8.50% 2013	81,700	77,615
SBC Communications Inc. 4.542% 2008[5]	7,110	7,128
SBC Communications Inc. 4.125% 2009	17,465	16,835
SBC Communications Inc. 6.25% 2011	5,500	5,724
AT&T Corp. 9.05% 2011[5]	23,228	25,628
SBC Communications Inc. 5.10% 2014	38,500	37,390
SBC Communications Inc. 6.15% 2034	10,610	10,481
SBC Communications Inc. 6.45% 2034	5,000	5,097
AT&T Wireless Services, Inc. 7.50% 2007	34,250	35,291
AT&T Wireless Services, Inc. 8.125% 2012	34,935	40,211
Centennial Cellular Corp. 10.75% 2008	3,858	3,954
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	16,000	17,600
Centennial Communications Corp. 10.25% 2013[3,5]	30,125	30,953
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	14,500	14,826
Intelsat, Ltd. 9.609% 2012[3,5]	20,575	21,038
Intelsat, Ltd. 8.25% 2013[3]	39,135	39,233
Intelsat, Ltd. 8.625% 2015[3]	6,560	6,609
France Télécom 7.75% 2011[5]	45,450	50,478
Deutsche Telekom International Finance BV 8.50% 2010[5]	7,150	7,932
Deutsche Telekom International Finance BV 5.25% 2013	15,000	14,805
Deutsche Telekom International Finance BV 8.75% 2030[5]	7,000	8,759
Deutsche Telekom International Finance BV 9.25% 2032[5]	10,000	13,458
NTELOS Inc. 9.57% 2012[5]	15,500	15,732
NTELOS Holding Corp. 13.35% 2013[3,5,6]	23,725	23,963
Telecom Italia Capital SA, Series A, 4.00% 2008	3,000	2,906
Telecom Italia Capital SA, Series B, 5.25% 2013	10,300	10,021
Telecom Italia Capital SA 4.95% 2014	9,000	8,523
Telecom Italia Capital SA 5.25% 2015	17,100	16,430
Hawaiian Telcom Communications, Inc. 9.75% 2013[3]	15,895	15,776
Hawaiian Telcom Communications, Inc. 9.948% 2013[3,5]	12,155	12,125
Hawaiian Telcom Communications, Inc. 9.948% 2013[3,5]	365	364
Hawaiian Telcom Communications, Inc. 12.50% 2015[3]	7,075	6,668
Koninklijke KPN NV 8.00% 2010	27,150	29,592
Koninklijke KPN NV 8.375% 2030	2,000	2,326
Rogers Wireless Inc. 7.25% 2012	11,825	12,564
Rogers Wireless Inc. 7.50% 2015	16,750	18,258
TELUS Corp. 7.50% 2007	19,000	19,563
TELUS Corp. 8.00% 2011	7,750	8,668
Cincinnati Bell Inc. 7.25% 2013	26,275	27,687
Nextel Partners, Inc. 8.125% 2011	19,250	20,742
Nextel Partners, Inc. 8.125% 2011	5,000	5,388
PCCW-HKT Capital Ltd. 8.00% 2011[3,5]	15,000	16,546
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[3]	4,300	4,106
Singapore Telecommunications Ltd. 6.375% 2011[3]	12,000	12,741
Singapore Telecommunications Ltd. 6.375% 2011	4,825	5,123
SBA Communications Corp. 8.50% 2012	13,899	15,428
Verizon Global Funding Corp. 6.125% 2007	7,000	7,102
Verizon New York Inc., Series A, 6.875% 2012	6,500	6,821
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	11,000	11,034
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	10,000	10,375
ALLTEL Corp. 4.656% 2007	8,700	8,662
Rural Cellular Corp. 10.041% 2012[3,5]	8,000	8,260
BellSouth Corp. 4.20% 2009	7,000	6,778
Vodafone Group PLC 7.75% 2010	5,000	5,461
British Telecommunications PLC 8.375% 2010[5]	2,000	2,269
British Telecommunications PLC 8.875% 2030	2,000	2,639
Millicom International Cellular SA 10.00% 2013	3,500	3,868
		1,934,015

MORTGAGE-BACKED OBLIGATIONS[9]— 2.84%
Fannie Mae, Series 2000-T5B, 7.30% 2010	19,000	20,716
Fannie Mae 9.00% 2010	313	325
Fannie Mae 4.89% 2012	10,000	9,858
Fannie Mae 4.00% 2015	8,653	8,313
Fannie Mae 6.00% 2016	1,491	1,523
Fannie Mae 6.00% 2016	812	830
Fannie Mae 7.00% 2016	334	342
Fannie Mae 5.00% 2018	20,651	20,462
Fannie Mae 5.50% 2018	18,434	18,578
Fannie Mae 10.00% 2018	453	508
Fannie Mae 9.50% 2022	431	473
Fannie Mae 7.50% 2023	167	176
Fannie Mae 7.50% 2023	19	20
Fannie Mae 10.00% 2025	300	336
Fannie Mae, Series 2001-4, Class GA, 10.251% 2025[5]	1,496	1,663
Fannie Mae, Series 2001-4, Class NA, 11.876% 2025[5]	139	156
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,287	1,344
Fannie Mae 6.50% 2031	712	732
Fannie Mae 7.00% 2031	1,002	1,043
Fannie Mae 7.00% 2031	607	631
Fannie Mae 7.50% 2031	517	542
Fannie Mae, Series 2001-20, Class E, 9.609% 2031[5]	1,315	1,443
Fannie Mae 6.50% 2032	2,837	2,915
Fannie Mae 6.50% 2032	1,779	1,828
Fannie Mae 3.75% 2033[5]	5,860	5,738
Fannie Mae 6.50% 2033	4,076	4,189
Fannie Mae 5.50% 2034	19,663	19,477
Fannie Mae 6.00% 2034	6,760	6,828
Fannie Mae 6.00% 2034	5,325	5,379
Fannie Mae 6.00% 2034	2,882	2,914
Fannie Mae 6.00% 2034	2,759	2,787
Fannie Mae 6.00% 2034	1,746	1,765
Fannie Mae 6.00% 2034	1,094	1,105
Fannie Mae 6.00% 2034	1,070	1,081
Fannie Mae 6.00% 2034	808	816
Fannie Mae 6.00% 2034	439	444
Fannie Mae 6.00% 2034	428	433
Fannie Mae 4.487% 2035[5]	3,067	3,017
Fannie Mae 4.587% 2035[5]	8,537	8,409
Fannie Mae 5.00% 2035	53,071	51,284
Fannie Mae 5.00% 2035	28,964	27,989
Fannie Mae 5.00% 2035	7,501	7,248
Fannie Mae 5.50% 2035	119,161	118,035
Fannie Mae 5.50% 2035	24,000	23,743
Fannie Mae 5.50% 2035	9,619	9,528
Fannie Mae 5.50% 2035	4,993	4,940
Fannie Mae 5.50% 2035	398	394
Fannie Mae 6.00% 2035	13,273	13,405
Fannie Mae 6.00% 2035	9,910	10,009
Fannie Mae 6.00% 2035	7,021	7,092
Fannie Mae 6.00% 2035	249	251
Fannie Mae 6.00% 2036	2,340	2,363
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	2,395	2,485
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,657	1,711
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	2,856	2,975
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.326% 2035[5]	9,981	9,915
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	154,524	152,608
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	149,805	148,337
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	29,565	29,494
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	11,113	11,109
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	9,500	9,487
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	4,613	4,548
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	12,581	12,492
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	7,322	7,307
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 2-A-1, 5.75% 2036	1,235	1,237
Freddie Mac 9.00% 2007	15	15
Freddie Mac 8.50% 2008	12	12
Freddie Mac, Series SF02, Class GC, 2.64% 2009	5,000	4,850
Freddie Mac 8.50% 2009	88	91
Freddie Mac 8.50% 2010	147	153
Freddie Mac 5.00% 2018	12,970	12,853
Freddie Mac 5.50% 2018	6,484	6,531
Freddie Mac 11.00% 2018	426	476
Freddie Mac, Series 178, Class Z, 9.25% 2021	144	149
Freddie Mac, Series 2289, Class NB, 11.493% 2022[5]	322	359
Freddie Mac 4.648% 2035[5]	12,951	12,740
Freddie Mac 4.791% 2035[5]	9,508	9,382
Freddie Mac 5.00% 2035	19,407	18,735
Freddie Mac 5.00% 2035	16,192	15,632
Freddie Mac 5.50% 2035	9,708	9,611
Freddie Mac 5.50% 2035	9,688	9,590
Freddie Mac, Series 3061, Class PN, 5.50% 2035	7,296	7,322
Freddie Mac 6.00% 2036	24,970	25,228
CS First Boston Mortgage Securities Corp., Series 2003-AR26, Class VI-A-1, 4.142% 2033[5]	38,043	37,405
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	5,501	5,500
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	5,146	5,238
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	9,085	9,042
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	7,797	7,855
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	10,100	10,570
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	9,634
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,221
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	10,000	9,938
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.721% 2033[5]	3,246	3,193
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.848% 2033[5]	19,991	19,826
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2-A-2, 4.561% 2034[5]	38,490	37,710
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.666% 2034[5]	6,089	5,987
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.733% 2035[5]	27,970	28,001
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	11,328	12,093
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A, 4.223% 2033[5]	39,872	39,043
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.602% 2034[5]	5,019	4,960
Bear Stearns ARM Trust, Series 2003-8, Class II-A-1, 4.818% 2034[5]	26,641	26,332
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.981% 2034[5]	2,677	2,643
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	20,000	19,470
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[5]	3,635	3,597
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033[5]	2,072	2,030
Banc of America Mortgage Securities Trust, Series 2003-J, Class 2-A-2, 4.416% 2033[5]	41,545	40,955
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	10,000	9,764
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[3]	37,750	36,700
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	4,725	4,711
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[5]	3,432	3,415
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.344% 2033[5]	1,631	1,601
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.484% 2033[5]	950	937
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[5]	4,721	4,638
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.588% 2034[5]	6,151	6,038
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 4.79% 2045[5]	24,396	24,411
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.699% 2034[5]	11,489	11,268
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035	15,237	15,017
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	15,260	15,274
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	8,200	8,276
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000	14,580
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	11,000	10,847
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	9,957	10,431
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045	15,000	15,021
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	21,393	22,994
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	5,810	5,955
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	14,660	15,712
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.213% 2030[5]	20,000	20,880
Government National Mortgage Assn. 9.50% 2009	407	424
Government National Mortgage Assn. 9.00% 2016	62	67
Government National Mortgage Assn. 5.50% 2017	4,332	4,392
Government National Mortgage Assn. 8.50% 2017	37	40
Government National Mortgage Assn. 8.50% 2017	9	10
Government National Mortgage Assn. 8.50% 2017	6	6
Government National Mortgage Assn. 10.00% 2020	1,296	1,479
Government National Mortgage Assn. 8.50% 2021	293	315
Government National Mortgage Assn. 8.50% 2021	96	103
Government National Mortgage Assn. 8.50% 2021	7	8
Government National Mortgage Assn. 9.50% 2021	211	231
Government National Mortgage Assn. 10.00% 2021	1,852	2,112
Government National Mortgage Assn. 10.00% 2025	1,785	2,026
Government National Mortgage Assn. 4.00% 2035[5]	5,840	5,721
Government National Mortgage Assn. 4.00% 2035[5]	1,764	1,723
Government National Mortgage Assn. 4.00% 2035[5]	1,636	1,599
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.137% 2031[3,5]	77,066	2,573
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	8,662	8,433
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	7,665	8,080
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	10,942	10,896
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	4,500	4,328
Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035	2,347	2,347
Residential Accredit Loans, Inc., Series 2005-QS15, Class 3-A, 6.00% 2035	1,200	1,200
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.205% 2042	17,875	17,885
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	17,000	17,119
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	10,000	10,011
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[3]	7,000	7,010
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 4.79% 2035[5]	16,730	16,748
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	14,671	14,662
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	12,250	12,902
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	3,134	3,205
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	8,897	8,681
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015[3]	10,990	11,682
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.053% 2035[5]	11,093	11,132
MASTR Asset Securitization Trust, Series 2003-9, Class 2-A-8, 5.50% 2033	10,350	10,009
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	10,000	9,829
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.29% 2045[5]	9,613	9,710
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029	2,404	2,391
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[5]	7,000	6,851
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	6,452
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	2,038	2,091
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[3]	4,144	4,184
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[3]	4,669	4,589
First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust, Series 2001-C1, Class A-1, 5.711% 2033	1,799	1,803
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.535% 2027[3,5]	403	410
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.739% 2027[3,5]	324	329
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	481	480
		1,817,845

FINANCIALS — 2.58%
MBNA Europe Funding PLC 4.55% 2007[3,5]	24,000	24,020
MBNA Corp. 5.625% 2007	10,000	10,110
Bank of America Corp. 4.50% 2010	10,000	9,805
MBNA Corp., Series F, 5.00% 2010	10,000	9,984
MBNA Corp., Series F, 6.125% 2013	10,000	10,526
MBNA Global Capital Funding, Series B, 5.05% 2027[5]	35,000	34,569
Capital One Bank 6.875% 2006	21,600	21,600
Capital One Financial Corp. 7.25% 2006	3,000	3,017
Capital One Financial Corp. 8.75% 2007	3,500	3,624
Capital One Bank 4.875% 2008	20,000	19,900
Capital One Financial Corp. 6.25% 2013	30,000	31,256
Capital One Financial Corp. 5.50% 2015	5,000	4,948
Capital One Capital I 5.80% 2027[3,5]	10,500	10,574
Household Finance Corp. 4.125% 2009	15,000	14,459
HSBC Finance Corp. 4.625% 2010	19,000	18,573
Household Finance Corp. 6.375% 2011	16,000	16,869
HSBC Holdings PLC 5.25% 2012	3,500	3,505
Household Finance Corp. 6.375% 2012	10,000	10,548
HSBC Bank USA 4.625% 2014[3]	5,000	4,774
HSBC Finance Corp. 5.00% 2015	2,720	2,624
HSBC Finance Capital Trust IX 5.911% 2035[5]	10,000	10,041
Midland Bank 5.00% Eurodollar note (undated)[5]	5,000	4,294
ASIF Global Financing XVIII 3.85% 2007[3]	8,500	8,332
International Lease Finance Corp. 4.50% 2008	4,000	3,952
International Lease Finance Corp. 4.75% 2009	10,000	9,870
International Lease Finance Corp. 5.125% 2010	15,000	14,910
International Lease Finance Corp. 5.00% 2012	5,000	4,890
American International Group, Inc. 5.05% 2015[3]	4,000	3,903
American General Finance Corp., Series I, 5.40% 2015	17,250	17,072
ILFC E-Capital Trust I 5.90% 2065[3,5]	19,000	19,055
ILFC E-Capital Trust II 6.25% 2065[3,5]	800	808
Washington Mutual, Inc. 4.375% 2008	9,000	8,892
Washington Mutual, Inc. 4.00% 2009	9,000	8,731
Washington Mutual, Inc. 4.20% 2010	5,000	4,822
Washington Mutual, Inc. 4.90% 2010[5]	16,000	16,032
Washington Mutual, Inc. 5.00% 2012	7,000	6,870
Washington Mutual, Inc. 5.25% 2017	6,500	6,251
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027	9,425	10,279
Providian Financial Corp., Series A, 9.525% 2027[3]	10,000	10,801
Rouse Co. 3.625% 2009	32,561	30,380
Rouse Co. 7.20% 2012	34,289	35,721
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[3,5]	45,700	47,398
Société Générale 7.85% (undated)[3,5]	11,200	11,527
iStar Financial, Inc. 7.00% 2008[1]	6,525	6,731
iStar Financial, Inc. 8.75% 2008[1]	1,028	1,109
iStar Financial, Inc., Series B, 4.875% 2009[1]	5,000	4,928
iStar Financial, Inc. 5.375% 2010[1]	10,925	10,867
iStar Financial, Inc. 6.00% 2010[1]	3,750	3,816
iStar Financial, Inc., Series B, 5.125% 2011[1]	10,000	9,789
iStar Financial, Inc. 5.80% 2011[1]	5,000	5,047
iStar Financial, Inc. 6.05% 2015[1]	4,285	4,342
Sumitomo Mitsui Banking Corp. 5.625% (undated)[3,5]	39,000	38,773
Host Marriott, LP, Series G, 9.25% 2007	775	825
Host Marriott, LP, Series I, 9.50% 2007	750	781
Host Marriott, LP, Series M, 7.00% 2012	21,085	21,665
Host Marriott, LP, Series K, 7.125% 2013	10,000	10,337
Host Marriott, LP, Series O, 6.375% 2015	5,150	5,111
CIT Group Inc. 3.65% 2007	7,110	6,946
CIT Group Inc. 6.875% 2009	16,500	17,436
CIT Group Inc. 4.75% 2010	10,000	9,824
CIT Group Inc. 7.75% 2012	4,000	4,505
CNA Financial Corp. 6.75% 2006	4,370	4,422
CNA Financial Corp. 6.45% 2008	2,406	2,452
CNA Financial Corp. 6.60% 2008	9,630	9,930
CNA Financial Corp. 5.85% 2014	8,975	8,978
CNA Financial Corp. 7.25% 2023	10,788	11,747
J.P. Morgan & Co. Inc. 6.70% 2007	5,000	5,127
J.P. Morgan Chase & Co. 4.00% 2008	10,000	9,821
J.P. Morgan Chase & Co. 6.75% 2011	5,000	5,343
J.P. Morgan Chase & Co. 4.75% 2015	7,500	7,229
J.P. Morgan Chase & Co. 4.891% 2015	10,000	9,860
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[3]	1,500	1,455
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[3]	8,000	7,875
Prudential Holdings, LLC, Series C, 8.695% 2023[3,9]	22,250	27,964
E*TRADE Financial Corp. 7.375% 2013[3]	8,750	8,969
E*TRADE Financial Corp. 7.875% 2015	26,475	27,799
Lazard Group LLC 7.125% 2015	32,930	34,559
EOP Operating LP 7.75% 2007	5,000	5,218
EOP Operating LP 8.10% 2010	6,500	7,161
EOP Operating LP 7.00% 2011	15,000	16,039
EOP Operating LP 6.75% 2012	4,750	5,042
HBOS Treasury Services PLC 3.75% 2008[3]	5,500	5,341
Scotland International Finance No. 2 BV 4.25% 2013[3]	1,500	1,421
HBOS PLC 5.375% (undated)[3,5]	500	497
HBOS PLC, Series B, 5.92% (undated)[3,5]	22,300	22,328
Mangrove Bay Pass Through Trust 6.102% 2033[3,5]	21,000	20,762
Twin Reefs Asset Trust (XLFA), Series B, 5.42% (undated)[3,5]	7,200	7,207
Liberty Mutual Group Inc. 6.50% 2035[3]	27,595	27,220
Allstate Financial Global Funding LLC 5.25% 2007[3]	16,750	16,765
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	10,000	9,834
Hospitality Properties Trust 7.00% 2008	1,210	1,250
Hospitality Properties Trust 6.75% 2013	23,315	24,721
USA Education, Inc. 5.625% 2007	12,895	12,936
SLM Corp., Series A, 4.50% 2010	5,000	4,864
SLM Corp., Series A, 5.375% 2013	7,000	7,005
Nationwide Life Insurance Co. 5.35% 2007[3]	8,500	8,511
North Front Pass Through Trust 5.81% 2024[3,5]	10,000	9,969
Nationwide Mutual Insurance Co. 7.875% 2033[3]	5,000	5,969
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	20,000	19,666
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	2,422
ReliaStar Financial Corp. 8.00% 2006	8,000	8,159
ReliaStar Financial Corp. 6.50% 2008	3,000	3,106
ING Bank NV 5.125% 2015[3]	3,500	3,456
ING Groep NV 5.775% (undated)[5]	7,100	7,148
ACE INA Holdings Inc. 5.875% 2014	7,000	7,197
ACE Capital Trust II 9.70% 2030	10,250	14,121
Wachovia Capital Trust III 5.80% (undated)	20,000	20,062
Downey Financial Corp. 6.50% 2014	20,000	19,952
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[3]	16,750	16,742
Development Bank of Singapore Ltd. 7.875% 2010[3]	10,000	11,011
Development Bank of Singapore Ltd. 7.125% 2011[3]	5,000	5,424
Simon Property Group, LP 4.875% 2010	6,375	6,295
Simon Property Group, Inc. 5.375% 2011[3]	4,700	4,701
Simon Property Group, LP 6.35% 2012	5,000	5,244
TuranAlem Finance BV 8.00% 2014	2,390	2,488
TuranAlem Finance BV 8.50% 2015[3]	10,000	10,662
TuranAlem Finance BV 8.50% 2015	2,610	2,783
BNP Paribas 4.80% 2015[3]	8,000	7,745
BNP Paribas 5.186% noncumulative (undated)[3,5]	7,500	7,220
Developers Diversified Realty Corp. 4.625% 2010	10,140	9,810
Developers Diversified Realty Corp. 5.50% 2015	5,000	4,907
UnumProvident Finance Co. PLC 6.85% 2015[3]	14,000	14,633
Independence Community Bank Corp. 4.90% 2010	5,000	4,896
Independence Community Bank 3.75% 2014[5]	10,000	9,565
Skandinaviska Enskilda Banken AB 5.471% (undated)[3,5]	3,000	2,947
Skandinaviska Enskilda Banken 7.50% (undated)[3,5]	10,405	11,203
ProLogis Trust 7.05% 2006	12,000	12,083
ProLogis Trust 5.625% 2015[3]	1,950	1,950
HVB Funding Trust I 8.741% 2031[3]	2,100	2,742
HVB Funding Trust III 9.00% 2031[3]	8,300	11,041
Banco Santander Central Hispano, SA 7.625% 2010	500	551
Santander Financial Issuances Ltd. 7.25% 2015	1,500	1,724
Abbey National PLC 6.70% (undated)[5]	3,635	3,748
Abbey National PLC 7.35% (undated)[5]	7,605	7,745
Assurant, Inc. 5.625% 2014	13,500	13,558
New York Life Global Funding 4.625% 2010[3]	12,500	12,333
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	12,500	12,258
Kazkommerts International BV 8.50% 2013[3]	1,500	1,639
Kazkommerts International BV 7.875% 2014[3]	10,000	10,512
Standard Chartered Bank 4.875% Eurodollar note (undated)[5]	15,000	12,150
Resona Bank, Ltd. 5.85% (undated)[3,5]	12,100	12,050
Willis North America Inc. 5.125% 2010	4,900	4,869
Willis North America Inc. 5.625% 2015	5,500	5,500
Federal Realty Investment Trust 6.125% 2007	10,000	10,134
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000	9,957
United Overseas Bank Ltd. 5.375% 2019[3,5]	10,000	9,862
Citigroup Inc. 4.625% 2010	10,000	9,846
Popular North America, Inc., Series E, 3.875% 2008	10,000	9,648
Duke Realty LP 4.625% 2013	10,000	9,502
Zions Bancorporation 5.50% 2015	4,000	3,997
Zions Bancorporation 6.00% 2015	5,000	5,190
Bayerische Landesbank, Series F, 2.50% 2006	9,000	8,969
Canadian Imperial Bank of Commerce 4.25% Eurodollar note 2085[5]	10,000	8,350
Bank of Nova Scotia 4.25% Eurodollar note 2085[5]	10,000	8,300
Bank of Ireland 6.107% (undated)[3,5]	8,000	8,090
Plum Creek Timberlands, LP 5.875% 2015	6,800	6,834
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[3,5]	5,000	5,292
Lincoln National Corp. 6.20% 2011	5,000	5,278
Barclays Bank PLC 8.55% (undated)[3,5]	3,500	4,011
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[3]	4,000	3,994
UniCredito Italiano Capital Trust II 9.20% (undated)[3]	3,000	3,457
Swedish Export Credit Corp. 4.00% 2010	3,500	3,388
Kimco Realty Corp. 6.00% 2012	3,250	3,369
National Westminster Bank PLC 7.75% (undated)[5]	3,024	3,148
St. Paul Travelers Companies, Inc. 5.50% 2015	3,000	3,010
Principal Life Global Funding I 4.40% 2010[3]	3,000	2,909
Marsh & McLennan Companies, Inc. 5.75% 2015	2,500	2,504
		1,645,595

ENERGY — 1.35%
Premcor Refining Group Inc. 9.25% 2010	13,875	14,954
Premcor Refining Group Inc. 6.125% 2011	37,500	38,898
Premcor Refining Group Inc. 6.75% 2011	15,650	16,638
Premcor Refining Group Inc. 9.50% 2013	57,215	63,813
Premcor Refining Group Inc. 6.75% 2014	46,000	48,149
Premcor Refining Group Inc. 7.50% 2015	22,000	23,444
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,9]	40,271	38,834
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[9]	775	747
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3,9]	13,329	15,313
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[9]	4,325	4,969
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,9]	49,350	48,251
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,9]	61,650	60,811
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[3]	8,000	8,180
Williams Companies, Inc. 6.375% 2010[3]	4,700	4,747
Williams Companies, Inc. 6.536% 2010[3,5]	8,000	8,220
Northwest Pipeline Corp. 8.125% 2010	5,000	5,344
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	19,765	20,926
Williams Companies, Inc. 7.125% 2011	38,750	40,591
Williams Companies, Inc. 8.125% 2012	14,810	16,272
Williams Companies, Inc. 7.875% 2021	10,000	11,100
Williams Companies, Inc. 8.75% 2032	7,000	8,365
El Paso Corp. 7.625% 2007	5,000	5,150
El Paso Corp. 6.375% 2009[3]	800	800
El Paso Energy Corp. 7.75% 2010[3]	2,500	2,612
El Paso Corp. 7.00% 2011	7,800	7,966
El Paso Energy Corp. 7.375% 2012	525	545
El Paso Corp. 7.875% 2012	2,000	2,125
El Paso Natural Gas Co. 7.50% 2026	900	958
Tennessee Gas Pipeline Co. 7.00% 2028	81,500	83,426
Southern Natural Gas Co. 7.35% 2031	5,300	5,651
Southern Natural Gas Co. 8.00% 2032	3,975	4,528
Newfield Exploration Co., Series B, 7.45% 2007	6,000	6,180
Newfield Exploration Co. 7.625% 2011	1,500	1,627
Newfield Exploration Co. 8.375% 2012	11,400	12,312
Newfield Exploration Co. 6.625% 2014	32,075	33,238
Devon Financing Corp., ULC 6.875% 2011	29,500	32,026
Devon Energy Corp. 7.95% 2032	7,250	9,260
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,9]	28,500	28,856
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[9]	9,000	9,112
Overseas Shipholding Group, Inc. 8.25% 2013	27,110	29,143
Overseas Shipholding Group, Inc. 7.50% 2024	850	852
Pogo Producing Co. 6.875% 2017[3]	20,000	20,100
Western Oil Sands Inc. 8.375% 2012	10,175	11,472
Massey Energy Co. 6.875% 2013[3]	10,000	10,137
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[3,9]	8,500	8,414
Enterprise Products Operating LP, Series B, 5.00% 2015	7,000	6,663
Pemex Project Funding Master Trust 7.875% 2009	1,600	1,709
Pemex Project Funding Master Trust 7.375% 2014	3,500	3,873
Pemex Project Funding Master Trust 8.625% 2022	500	612
OXYMAR 7.50% 2016[3,9]	5,500	5,938
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[3,9]	4,682	4,574
Peabody Energy Corp., Series B, 6.875% 2013	4,300	4,472
PETRONAS Capital Ltd. 7.00% 2012[3]	4,000	4,384
Sunoco, Inc. 4.875% 2014	4,500	4,360
Reliance Industries Ltd., Series B, 10.25% 2097	3,125	3,743
		865,384

UTILITIES — 1.31%
AES Corp. 9.50% 2009	39,815	43,249
AES Corp. 9.375% 2010	13,252	14,544
AES Corp. 8.75% 2013[3]	68,100	74,399
AES Red Oak, LLC, Series A, 8.54% 2019[9]	33,812	37,194
AES Red Oak, LLC, Series B, 9.20% 2029[9]	7,000	7,910
Edison Mission Energy 10.00% 2008	19,250	21,031
Mission Energy Holding Co. 13.50% 2008	22,230	25,787
Edison Mission Energy 7.73% 2009	16,720	17,263
Edison Mission Energy 9.875% 2011	32,930	38,363
Midwest Generation, LLC, Series B, 8.56% 2016[9]	9,815	10,680
Homer City Funding LLC 8.734% 2026[9]	9,893	11,525
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	24,675	27,143
NRG Energy, Inc. 7.25% 2014	24,525	24,985
NRG Energy, Inc. 7.375% 2016	76,625	78,349
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000	6,675
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,378
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	19,595	21,788
Sierra Pacific Resources 8.625% 2014	2,725	2,979
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675	5,670
Nevada Power Co., Series M, 5.95% 2016[3]	9,975	9,987
Sierra Pacific Resources 6.75% 2017[3]	3,000	3,023
Dynegy Holdings Inc. 9.875% 2010[3]	14,400	15,840
Dynegy Holdings Inc. 10.125% 2013[3]	26,400	29,931
Israel Electric Corp. Ltd. 7.95% 2011[3]	5,000	5,569
Israel Electric Corp. Ltd. 7.70% 2018[3]	22,500	25,181
Israel Electric Corp. Ltd. 8.10% 2096[3]	9,155	10,425
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	8,000	8,021
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	22,500	22,392
Dominion Resources, Inc., Series 2000-A, 8.125% 2010	5,000	5,528
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[3]	25,925	28,193
PSEG Energy Holdings Inc. 8.625% 2008	8,800	9,306
PSEG Power LLC 7.75% 2011	7,500	8,296
PSEG Power LLC 5.00% 2014	10,000	9,640
Alabama Power Co., Series U, 2.65% 2006	5,000	4,996
Alabama Power Co., Series X, 3.125% 2008	3,750	3,598
Alabama Power Co., Series R, 4.70% 2010	1,250	1,229
Southern Power Co., Series B, 6.25% 2012	9,000	9,410
Alabama Power Co., Series Q, 5.50% 2017	5,000	5,049
Cilcorp Inc. 8.70% 2009	9,000	9,947
Union Electric Co. 5.40% 2016	8,000	7,998
Cilcorp Inc. 9.375% 2029	3,000	3,919
Duke Capital Corp. 7.50% 2009	7,000	7,495
Duke Capital Corp. 6.25% 2013	4,500	4,686
Duke Capital Corp. 5.50% 2014	5,000	4,974
Duke Capital LLC 5.668% 2014	1,500	1,507
Reliant Energy Resources Corp. 7.75% 2011	13,000	14,367
Centerpoint Energy, Inc., Series B, 6.85% 2015	3,000	3,228
NiSource Finance Corp. 7.875% 2010	15,000	16,582
Exelon Corp. 6.75% 2011	1,000	1,061
Exelon Generation Co., LLC 6.95% 2011	11,300	12,139
Constellation Energy Group, Inc. 6.125% 2009	12,000	12,357
Consolidated Edison Co. of New York, Inc., Series 2005-C, 5.375% 2015	12,000	12,101
Appalachian Power Co., Series G, 3.60% 2008	6,770	6,546
Oncor Electric Delivery Co. 6.375% 2015	5,000	5,275
Progress Energy, Inc. 6.75% 2006	5,000	5,007
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,087
Enersis SA 7.375% 2014	3,000	3,205
MidAmerican Energy Co. 4.65% 2014	3,200	3,056
Tri-State Generation and Transmission Association Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,9]	2,965	3,026
FPL Energy National Wind Portfolio, LLC 6.125% 2019[3,9]	2,143	2,127
Calpine Corp. 8.40% 2012[3,9]	2,246	2,113
		836,329

INDUSTRIALS — 1.26%
Bombardier Capital Inc., Series A, 6.125% 2006[3]	$40,625	$40,869
Bombardier Inc. 6.75% 2012[3]	40,530	37,997
Bombardier Inc. 6.30% 2014[3]	40,400	36,461
Allied Waste North America, Inc. 8.50% 2008	8,300	8,767
Allied Waste North America, Inc., Series B, 8.875% 2008	48,750	51,614
Allied Waste North America, Inc., Series B, 6.50% 2010	16,000	15,960
Allied Waste North America, Inc., Series B, 5.75% 2011	10,000	9,575
Allied Waste North America, Inc., Series B, 6.125% 2014	7,925	7,588
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500	4,376
Allied Waste North America, Inc. 7.25% 2015	8,500	8,628
Cendant Corp. 6.25% 2008	28,000	28,460
Cendant Corp. 7.375% 2013	31,900	35,502
Cendant Corp. 7.125% 2015	7,000	7,788
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012	11,500	11,741
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[9]	6,880	6,192
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[9]	13,550	13,445
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[9]	4,877	4,893
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[9]	13,169	13,217
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[9]	13,822	13,367
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[9]	3,372	3,481
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[9]	6,050	5,339
United Air Lines, Inc. 9.00% 2003[10]	8,000	1,760
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[9]	5,013	4,927
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012[9]	4,996	4,951
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[9]	12,247	11,941
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[9]	7,729	7,615
United Air Lines, Inc., Series 2000-1, Class A-1, 7.783% 2015[9]	5,670	5,622
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[7,9]	5,000	2,678
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,9]	23,801	24,848
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[3,9]	12,265	13,093
Hutchison Whampoa International Ltd. 7.00% 2011[3]	5,000	5,368
Hutchison Whampoa International Ltd. 6.50% 2013[3]	21,000	22,174
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017[3]	6,750	7,627
American Standard Inc. 7.375% 2008	5,935	6,165
American Standard Inc. 8.25% 2009	2,124	2,301
American Standard Inc. 7.625% 2010	20,501	21,954
American Standard Inc. 5.50% 2015	3,000	2,919
Waste Management, Inc. 7.00% 2006	7,000	7,096
Waste Management, Inc. 6.50% 2008	5,000	5,175
Waste Management, Inc. 5.00% 2014	7,000	6,793
WMX Technologies, Inc. 7.10% 2026	10,125	11,376
NTK Holdings Inc. 0%/10.75% 2014[8]	12,500	8,047
THL Buildco, Inc. 8.50% 2014	22,325	21,823
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[9]	1,981	1,903
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[9]	3,805	3,878
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	13,138	13,979
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[9]	8,947	7,350
Tyco International Group SA 6.125% 2008	8,000	8,173
Tyco International Group SA 6.375% 2011	6,800	7,127
Tyco International Group SA 6.00% 2013	8,600	8,888
General Electric Capital Corp., Series A, 5.375% 2007	8,000	8,041
General Electric Capital Corp., Series A, 6.00% 2012	8,000	8,388
General Electric Co. 5.00% 2013	5,000	4,967
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	11,100	11,780
H-Lines Finance Holding Corp. 0%/11.00% 2013[8]	8,448	7,054
Raytheon Co. — RC Trust I 7.00% trust preferred 2006	18,000	18,180
Delta Air Lines, Inc. 8.00% 2007[3,7]	24,410	5,858
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013[9]	5,000	4,947
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[7,9]	5,000	3,495
Delta Air Lines, Inc. 10.375% 2022[7]	3,000	731
Northwest Airlines, Inc. 9.875% 2007[7]	8,400	3,192
Northwest Airlines, Inc. 7.875% 2008[7]	4,000	1,520
Northwest Airlines, Inc. 10.00% 2009[7]	10,000	3,650
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020[9]	2,461	2,469
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[9]	4,180	4,017
Southwest Airlines Co. 5.25% 2014	15,000	14,534
Jacuzzi Brands, Inc. 9.625% 2010	13,441	14,348
Caterpillar Financial Services Corp., Series F, 3.10% 2007	5,000	4,885
Caterpillar Financial Services Corp., Series F, 4.73% 2008[5]	400	401
Caterpillar Inc. 4.50% 2009	7,000	6,884
John Deere Capital Corp., Series D, 4.375% 2008	9,000	8,891
John Deere Capital Corp. 4.875% 2009	2,000	1,989
Accuride Corp. 8.50% 2015	10,200	10,200
Goodman Global Holdings 7.875% 2012[3]	8,850	8,408
Kansas City Southern Railway Co. 7.50% 2009	5,750	5,958
Terex Corp., Class B, 10.375% 2011	2,000	2,125
Terex Corp. 7.375% 2014	3,500	3,535
TFM, SA de CV 12.50% 2012	4,165	4,748
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	4,325	4,476
United Rentals (North America), Inc. 7.75% 2013	1,750	1,741
Ashtead Group PLC 8.625% 2015[3]	1,000	1,055
Williams Scotsman, Inc. 8.50% 2015	500	520
Jet Equipment Trust, Series 1995-A, Class B, 8.64% 2015[3,7,9]	7,790	—
Jet Equipment Trust, Series 1995-B, Class C, 9.71% 2015[3,7,9]	5,500	—
		805,798

INFORMATION TECHNOLOGY — 1.10%
Electronic Data Systems Corp. 6.334% 2006	10,000	10,078
Electronic Data Systems Corp. 7.125% 2009	43,250	45,913
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	137,150	140,617
Electronic Data Systems Corp. 7.45% 2029	10,555	11,207
Sanmina-SCI Corp. 10.375% 2010	35,500	39,094
Sanmina-SCI Corp. 6.75% 2013	22,150	21,264
Sanmina-SCI Corp. 8.125% 2016	47,925	48,404
Celestica Inc. 7.875% 2011	63,905	64,704
Celestica Inc. 7.625% 2013	36,195	35,562
Jabil Circuit, Inc. 5.875% 2010	53,450	54,240
Flextronics International Ltd. 6.50% 2013	46,000	46,575
Motorola, Inc. 4.608% 2007	10,000	9,931
Motorola, Inc. 8.00% 2011	23,985	27,371
Motorola, Inc. 5.22% 2097	7,500	6,158
SunGard Data Systems Inc. 9.125% 2013[3]	21,050	21,997
SunGard Data Systems Inc. 10.25% 2015[3]	12,500	12,625
Xerox Corp. 7.125% 2010	21,000	21,945
Nortel Networks Ltd. 6.125% 2006	21,000	21,000
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011	10,975	10,810
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 7.741% 2011[5]	7,275	7,366
Amkor Technology, Inc. 7.125% 2011	16,250	14,463
Amkor Technology, Inc. 7.75% 2013	3,225	2,854
Freescale Semiconductor, Inc. 6.875% 2011	15,000	15,750
Solectron Corp., Series B, 7.375% 2006	5,450	5,477
Hyundai Semiconductor America, Inc. 8.625% 2007[3]	4,860	5,003
		700,408

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 1.09%
U.S. Treasury 3.25% 2007	35,000	34,336
U.S. Treasury 3.875% 2007	50,000	49,523
U.S. Treasury 2.625% 2008	5,000	4,798
U.S. Treasury 3.625% 2008[11]	12,234	12,653
U.S. Treasury 3.625% 2009	88,250	85,809
U.S. Treasury 3.875% 2009[11]	48,208	50,988
U.S. Treasury 3.50% 2011[11]	11,356	12,208
U.S. Treasury Principal Strip 0% 2011	5,660	4,433
U.S. Treasury 3.625% 2013	5,000	4,725
U.S. Treasury 4.25% 2013	80,000	78,500
U.S. Treasury Principal Strip 0% 2013	6,585	4,619
U.S. Treasury 2.00% 2014[11]	18,185	18,173
U.S. Treasury 8.875% 2017	35,000	48,076
U.S. Treasury 6.875% 2025	107,500	136,441
U.S. Treasury 6.50% 2026	10,000	12,303
Freddie Mac 4.125% 2010	85,375	83,008
Federal Home Loan Bank 3.70% 2007	10,000	9,836
Federal Home Loan Bank 5.823% 2009	17,000	17,488
Federal Agricultural Mortgage Corp. 4.25% 2008	20,000	19,728
Republic of Egypt; United States Agency for International Development 4.45% 2015	10,000	9,729
		697,374

MATERIALS — 1.06%
Abitibi-Consolidated Co. of Canada 5.25% 2008	25,650	24,432
Abitibi-Consolidated Finance LP 7.875% 2009	6,136	6,013
Abitibi-Consolidated Inc. 8.55% 2010	10,872	10,709
Abitibi-Consolidated Co. of Canada 7.991% 2011[5]	11,850	11,435
Abitibi-Consolidated Co. of Canada 6.00% 2013	10,625	8,819
Abitibi-Consolidated Co. of Canada 8.375% 2015	28,125	26,578
Owens-Illinois, Inc. 8.10% 2007	750	769
Owens-Illinois, Inc. 7.35% 2008	9,800	9,923
Owens-Brockway Glass Container Inc. 8.875% 2009	20,975	21,998
Owens-Illinois, Inc. 7.50% 2010	750	765
Owens-Brockway Glass Container Inc. 7.75% 2011	13,500	14,175
Owens-Brockway Glass Container Inc. 8.75% 2012	6,000	6,480
Owens-Brockway Glass Container Inc. 8.25% 2013	14,000	14,805
Norske Skogindustrier ASA 7.625% 2011[3]	38,991	41,325
Norske Skogindustrier ASA 6.125% 2015[3]	11,250	10,751
Domtar Inc. 7.875% 2011	18,505	16,747
Domtar Inc. 7.125% 2015	38,950	32,523
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	49,680	46,078
Lyondell Chemical Co. 9.50% 2008	18,314	19,298
Equistar Chemicals, LP 10.125% 2008	9,825	10,758
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	625	661
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	2,125	2,348
Lyondell Chemical Co. 11.125% 2012	4,825	5,440
Stone Container Corp. 9.25% 2008	8,375	8,647
Stone Container Corp. 9.75% 2011	875	888
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	3,200	3,056
Stone Container Corp. 8.375% 2012	8,475	8,157
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	14,975	13,665
Graphic Packaging International, Inc. 8.50% 2011	22,750	22,864
Graphic Packaging International, Inc. 9.50% 2013	11,550	10,915
JSG Funding PLC 9.625% 2012	8,200	8,508
JSG Funding PLC 7.75% 2015	20,650	18,379
United States Steel Corp. 10.75% 2008	10,500	11,708
United States Steel Corp. 9.75% 2010	13,205	14,459
Weyerhaeuser Co. 5.95% 2008	8,529	8,682
Weyerhaeuser Co. 6.75% 2012	13,390	14,156
Weyerhaeuser Co. 6.875% 2033	3,000	3,138
Teck Cominco Ltd. 5.375% 2015	7,950	7,809
Teck Cominco Ltd. 6.125% 2035	10,000	9,790
Georgia-Pacific Corp. 7.50% 2006	6,500	6,549
Georgia-Pacific Corp. 8.125% 2011	6,160	6,299
Georgia-Pacific Corp. 8.875% 2031	3,350	3,467
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[8]	13,000	9,685
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	4,550	5,073
Rhodia 10.25% 2010	11,668	12,981
International Paper Co. 4.00% 2010	2,725	2,578
International Paper Co. 6.75% 2011	3,000	3,174
International Paper Co. 5.85% 2012	6,855	6,931
Ainsworth Lumber Co. Ltd. 7.25% 2012	4,150	3,797
Ainsworth Lumber Co. Ltd. 6.75% 2014	10,000	8,650
Allegheny Technologies, Inc. 8.375% 2011	10,500	11,498
NewPage Corp., Series A, 10.50% 2012[5]	10,000	10,175
Packaging Corp. of America 4.375% 2008[1]	9,500	9,277
Temple-Inland Inc. 7.875% 2012	7,600	8,265
AEP Industries Inc. 7.875% 2013	7,300	7,118
Ball Corp. 6.875% 2012	6,000	6,157
AMH Holdings, Inc. 0%/11.25% 2014[8]	11,500	5,980
Crompton Corp. 10.198% 2010[5]	4,775	5,264
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[9]	5,780	4,570
Inco Ltd. 7.75% 2012	4,000	4,433
NOVA Chemicals Corp. 7.561% 2013[3,5]	4,000	4,070
Ispat Inland ULC 9.75% 2014	3,207	3,704
Building Materials Corp. of America, Series B, 8.00% 2007	3,500	3,570
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,050	3,107
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011	2,750	3,046
Rockwood Specialties Group, Inc. 10.625% 2011	1,500	1,646
Rockwood Specialties Group, Inc. 7.50% 2014	1,175	1,165
Earle M. Jorgensen Co. 9.75% 2012	2,000	2,180
Oregon Steel Mills, Inc. 10.00% 2009	1,750	1,868
Airgas, Inc. 6.25% 2014	1,750	1,733
Corporación Nacional del Cobre de Chile 6.375% 2012[3]	1,500	1,597
AK Steel Corp. 7.75% 2012	1,575	1,543
Nalco Co. 8.875% 2013	1,000	1,050
UPM-Kymmene Corp. 5.625% 2014[3]	900	886
		680,737

HEALTH CARE — 0.83%
HCA Inc. 7.125% 2006	$6,285	$6,353
Columbia/HCA Healthcare Corp. 7.00% 2007	6,250	6,401
Columbia/HCA Healthcare Corp. 8.85% 2007	12,500	12,906
Columbia/HCA Healthcare Corp. 7.25% 2008	1,000	1,038
HCA Inc. 5.50% 2009	16,900	16,746
Columbia/HCA Healthcare Corp. 8.70% 2010	9,500	10,323
HCA — The Healthcare Co. 8.75% 2010	7,750	8,583
HCA — The Healthcare Co. 7.875% 2011	58,300	62,695
Warner Chilcott Corp. 8.75% 2015[3]	65,065	64,089
Tenet Healthcare Corp. 6.375% 2011	17,300	15,613
Tenet Healthcare Corp. 9.875% 2014	34,775	34,949
Tenet Healthcare Corp. 9.25% 2015[3]	13,000	12,805
Cardinal Health, Inc. 6.75% 2011	26,500	28,170
Cardinal Health, Inc. 4.00% 2015	25,000	22,358
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	29,470	31,533
Quintiles Transnational Corp. 10.00% 2013	13,050	14,551
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014[8]	20,660	15,702
Aetna Inc. 7.375% 2006	22,000	22,043
Aetna Inc. 7.875% 2011	4,500	5,034
Team Finance LLC and Health Finance Corp. 11.25% 2013[3]	18,000	18,720
Wyeth 5.50% 2016[3]	18,000	18,090
Triad Hospitals, Inc. 7.00% 2012	15,000	15,469
Humana Inc. 7.25% 2006	13,375	13,482
Health Net, Inc. 9.875% 2011[5]	10,000	11,599
WellPoint, Inc. 4.25% 2009	11,000	10,681
Select Medical Corp. 7.625% 2015	3,975	3,558
Select Medical Holdings Corp. 9.933% 2015[3,5]	6,275	5,616
Amgen Inc. 4.00% 2009	9,125	8,828
Concentra Operating Corp. 9.50% 2010	4,975	5,186
Concentra Operating Corp. 9.125% 2012	3,105	3,237
HealthSouth Corp. 8.375% 2011	1,975	2,074
HealthSouth Corp. 7.625% 2012	5,325	5,485
Accellent Inc. 10.50% 2013[3]	5,800	6,090
Omnicare, Inc. 6.75% 2013	6,000	6,030
MedCath Holdings Corp. 9.875% 2012	3,875	4,107
		530,144

CONSUMER STAPLES — 0.74%
Ahold Finance U.S.A., Inc. 6.25% 2009	39,089	39,871
Ahold Finance U.S.A., Inc. 8.25% 2010	42,170	45,754
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[9]	10,906	11,731
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[9]	14,400	16,065
Rayovac Corp. 8.50% 2013	30,000	25,875
Spectrum Brands, Inc. 7.375% 2015	49,775	41,189
Delhaize America, Inc. 7.375% 2006	10,000	10,089
Delhaize America, Inc. 8.125% 2011	35,345	38,585
Rite Aid Corp. 9.50% 2011	4,500	4,748
Rite Aid Corp. 6.875% 2013	15,715	13,201
Rite Aid Corp. 9.25% 2013	26,800	25,192
Rite Aid Corp. 7.50% 2015	2,500	2,406
Jean Coutu Group (PJC) Inc. 7.625% 2012	2,500	2,513
Jean Coutu Group (PJC) Inc. 8.50% 2014	33,500	32,076
Kraft Foods Inc. 6.25% 2012	14,000	14,648
Kraft Foods Inc. 6.50% 2031	5,000	5,405
Stater Bros. Holdings Inc. 7.991% 2010[5]	6,525	6,590
Stater Bros. Holdings Inc. 8.125% 2012	12,275	12,275
Anheuser-Busch Companies, Inc. 9.00% 2009	10,000	11,411
Anheuser-Busch Companies, Inc. 4.70% 2012	4,000	3,934
Vitamin Shoppe Industries, Inc. 11.84% 2012[3,5]	11,650	11,883
Playtex Products, Inc. 8.00% 2011	10,000	10,763
Pepsi Bottling Group, Inc. 5.625% 2009[3]	10,000	10,188
Diageo Finance BV 5.30% 2015	10,000	10,011
Cadbury Schweppes US Finance LLC 5.125% 2013[3]	10,000	9,856
SUPERVALU INC. 7.50% 2012	8,025	8,311
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 4.40% 2017[3,9,12]	8,285	6,426
H.J. Heinz Co. 6.428% 2020[3]	6,135	6,318
Kellogg Co. 7.45% 2031	5,000	6,088
Gold Kist Inc. 10.25% 2014	5,306	5,916
PepsiAmericas, Inc. 4.875% 2015	6,000	5,872
Duane Reade Inc. 8.991% 2010[5]	6,000	5,820
Molson Coors Capital Finance ULC 4.85% 2010	5,000	4,927
CVS Corp. 5.298% 2027[3,9]	2,603	2,522
Pathmark Stores, Inc. 8.75% 2012	1,870	1,777
Albertson’s, Inc. 7.50% 2011	1,700	1,733
		471,969

ASSET-BACKED OBLIGATIONS[9]— 0.57%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[3]	10,000	9,793
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	20,000	19,873
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	8,900	8,690
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[3]	20,000	20,109
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[7]	12,867	3,346
Green Tree Financial Corp., Series 1995-2, Class B-2, 8.80% 2026[7]	9,283	4,270
Green Tree Financial Corp., Series 1996-2, Class B-2, 7.90% 2027[7]	8,186	1
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[7]	6,530	1
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[7]	17,523	17,302
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[7]	3,999	0
CWABS, Inc., Series 2004-12, Class 2-AV-2, 4.81% 2033[5]	7,891	7,902
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036	11,330	11,188
CWABS, Inc., Series 2005-12, Class 1-A-1, 4.68% 2036[5]	4,758	4,760
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 4.62% 2013[5]	18,000	17,966
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	5,000	4,926
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	10,000	10,023
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	3,907	3,875
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	9,000	8,903
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2020	12,500	12,338
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FL, 9.621% 2007[3,5]	5,000	5,072
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[3]	5,000	5,097
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.15% 2035[5]	10,000	10,087
Providian Master Note Trust, Series 2005-A1A, Class A, 4.53% 2012[3,5]	10,000	10,008
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[3]	10,000	9,909
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[3]	10,000	9,886
MBNA Master Credit Card Trust II, Series 1999-D, Class C, 6.95% 2008[3]	4,700	4,736
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.07% 2013[5]	5,000	5,096
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,818
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	10,000	9,762
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 4.85% 2034[5]	9,407	9,424
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.03% 2034[5]	9,087	9,117
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	7,650	7,674
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 4.83% 2033[5]	982	983
First USA Credit Card Master Trust, Series 1997-4, Class C, 5.47% 2010[3,5]	6,500	6,526
First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011[3]	2,000	2,048
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,093
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	7,706	8,009
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 5.28% 2033[5]	7,000	7,056
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[3]	6,709	6,724
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007[3]	6,667	6,634
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[3]	6,375	6,333
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033	6,500	6,322
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.84% 2035[5]	5,000	5,008
Centex Home Equity Loan Trust, Series 2005-A, Class AF-3, 4.14% 2028	5,000	4,917
Fremont Home Loan Trust, Series 2005-E, Class 2-A-1, 4.62% 2036[5]	4,759	4,763
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	4,617	4,584
Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.16% 2008	4,332	4,335
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	2,412	2,392
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009	1,387	1,376
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[3]	2,565	2,557
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[3]	1,588	1,570
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
Series 1997-1, Class A-7, 6.42% 2008	1,353	1,361
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	1,250	1,278
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[3]	1,125	1,135
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-3, 5.48% 2024[5]	977	983
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[3]	348	347
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[3]	616	609
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003[3,5,10]	3,000	0
NPF XII, Inc., Series 2001-1A, Class A, 1.99% 2004[3,5,10]	5,000	200
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[3,7]	1,000	40
		367,135

NON-U.S. GOVERNMENT BONDS & NOTES — 0.28%
United Mexican States Government Global 4.625% 2008	8,000	7,958
United Mexican States Government Global 8.625% 2008	5,000	5,398
United Mexican States Government Eurobonds, Global 8.375% 2011	3,000	3,413
United Mexican States Government Eurobonds, Global 7.50% 2012	6,310	7,032
United Mexican States Government Global 6.375% 2013	2,500	2,654
United Mexican States Government Global 11.375% 2016	31,684	46,655
United Mexican States Government Global 8.125% 2019	2,061	2,520
United Mexican States Government Global 8.30% 2031	1,965	2,481
United Mexican States Government Global 7.50% 2033	2,833	3,320
Russian Federation 8.25% 2010	25,250	26,911
Russian Federation 8.25% 2010[3]	10,000	10,658
Russian Federation 5.00%/7.50% 2030[8]	24,770	27,680
State of Qatar 9.75% 2030	9,000	13,770
El Salvador (Republic of) 7.75% 2023	3,000	3,368
El Salvador (Republic of) 7.75% 2023[3]	1,250	1,403
Banque Centrale de Tunisie 7.375% 2012	3,500	3,872
Bulgaria (Republic of) 8.25% 2015	3,000	3,596
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,206
		175,895

MUNICIPALS — 0.09%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	$19,750	$21,584
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024	9,625	10,570
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	9,030	9,572
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,Series 2001-A, Class A, 6.36% 2025	4,761	4,734
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006	4,500	4,493
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	4,349	4,310
		55,263

MISCELLANEOUS — 0.01%
Other bonds & notes in initial period of acquisition		4,248

Total bonds & notes (cost: $14,561,879,000)		14,594,569

Short-term securities — 8.07%

Freddie Mac 4.08%-4.42% due 2/2-4/11/2006	500,377	498,230
Federal Home Loan Bank 4.06%-4.38% due 2/1-4/17/2006	492,021	490,377
Fannie Mae 4.21%-4.332% due 2/13-4/5/2006	307,300	305,905
Variable Funding Capital Corp. 4.37%-4.53% due 3/3-4/10/2006[3]	255,100	253,552
Variable Funding Capital Corp. 4.47% due 4/18/2006[3,13]	50,000	49,513
Ranger Funding Co. LLC 4.24%-4.47% due 2/6-3/17/2006[3]	92,913	92,651
Bank of America Corp. 4.385%-4.45% due 3/14-3/28/2006	200,000	198,889
CAFCO, LLC 4.18%-4.37% due 2/3-3/1/2006[3]	242,000	241,619
HSBC Finance Corp. 4.27%-4.43% due 2/10-4/4/2006	238,900	238,223
Wells Fargo Bank, N.A. 4.32%-4.52% due 2/10-3/31/2006	221,800	221,796
General Electric Capital Corp. 4.36%-4.37% due 2/28-3/6/2006	71,100	70,848
Edison Asset Securitization LLC 4.38%-4.41% due 3/17-3/22/2006[3]	100,000	99,445
General Electric Co. 4.48% due 3/28/2006	39,400	39,129
Clipper Receivables Co., LLC 4.32%-4.50% due 2/9-3/23/2006[3]	202,561	201,944
Pfizer Investment Capital PLC 4.24%-4.40% due 2/2-3/23/2006[3]	201,377	200,665
Preferred Receivables Funding Corp. 4.30%-4.50% due 2/2-3/6/2006[3]	160,100	159,785
Park Avenue Receivables Co., LLC 4.36% due 2/24/2006[3]	34,300	34,205
International Lease Finance Corp. 4.28%-4.43% due 2/8-3/7/2006	182,000	181,438
Atlantic Industries 4.30%-4.47% due 2/17-4/3/2006[3]	140,000	139,208
Coca-Cola Co. 4.36% due 3/30/2006	35,000	34,756
Tennessee Valley Authority 4.19%-4.28% due 2/9-3/16/2006	163,700	162,772
FCAR Owner Trust I 4.30%-4.40% due 2/15-3/20/2006	112,000	111,591
Cloverleaf International Holdings, SA 4.26%-4.30% due 2/2-2/13/2006[3]	108,000	107,885
Gannett Co. 4.25%-4.49% due 2/14-4/4/2006[3]	100,000	99,525
U.S. Treasury Bills 3.90%-4.125% due 3/2-4/13/2006	83,700	83,172
Anheuser-Busch Companies, Inc. 4.33%-4.52% due 3/27-5/1/2006[3]	75,500	74,840
IBM Capital Inc. 4.33%-4.40% due 2/23-3/9/2006[3]	75,000	74,713
American Express Credit Corp. 4.37%-4.42% due 3/13-3/21/2006	75,000	74,586
Wal-Mart Stores Inc. 4.36%-4.41% due 3/21-4/11/2006[3]	75,000	74,486
Federal Farm Credit Banks 4.23%-4.29% due 3/8-4/6/2006	75,000	74,477
Procter & Gamble Co. 4.26%-4.36% due 2/8-2/23/2006[3]	74,200	74,086
Concentrate Manufacturing Co. of Ireland 4.20%-4.35% due 2/7-3/20/2006[3]	65,000	64,871
BellSouth Corp. 4.32%-4.42% due 3/8-3/17/2006[3]	46,000	45,788
NetJets Inc. 4.30%-4.40% due 2/17-3/6/2006[3]	45,000	44,866
Verizon Global Funding Corp. 4.33% due 2/16/2006[3]	40,500	40,422
Kimberly-Clark Worldwide Inc. 4.29% due 2/27/2006[3]	37,900	37,778
Harley-Davidson Funding Corp. 4.28%-4.46% due 2/14-3/15/2006[3]	32,000	31,892
Private Export Funding Corp. 4.18% due 2/13/2006[3]	31,000	30,952
Caterpillar Financial Services Corp. 4.25% due 2/6/2006	28,700	28,680
Triple-A One Funding Corp. 4.32% due 3/1/2006[3]	28,647	28,550
USAA Capital Corp. 4.18% due 2/15/2006	25,000	24,957
Scripps (E.W.) Co. 4.29% due 2/22/2006[3]	15,000	14,961

Total short-term securities (cost: $5,158,251,000)		5,158,028

Total investment securities (cost: $56,296,398,000)		64,010,285
Other assets less liabilities		(135,170)

Net assets		$63,875,115

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Represents an affiliated company as defined under the Investment Company Act of 1940.
2Security did not produce income during the last 12 months.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $5,741,472,000, which represented 8.99% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of directors.
5Coupon rate may change periodically.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Company not making scheduled interest payments; bankruptcy proceedings pending.
8Step bond; coupon rate will increase at a later date.
9Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
10Company did not make principal payment upon scheduled maturity date; reorganization pending.
11Index-linked bond whose principal amount moves with a government retail price index.
12Scheduled interest payments not made; reorganization pending.
13This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

MFGEFP-906-0306-S4533
ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and PEO

Date: April 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and PEO

Date: April 10, 2006

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and PFO

Date: April 10, 2006